Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	ARISTA POWER, INC.
Entity Central Index Key	0001424640
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun 30, 2013
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 501	$ 78,253	$ 371,132
Accounts Receivable (less allowance for doubtful accounts of $25,200 at June 30, 2013 and December 31, 2012)	32,783	400,419	73,312
Prepaid expenses and other current assets	758,103	275,371	346,787
Inventory	621,458	669,745	539,124
Deferred debt discount	820,750	1,090,750	0
Total current assets	2,233,595	2,514,538	1,330,355
Other assets	194,434	0
Intangible assets, net	26,311	30,713	33,025
Property and equipment, net	88,888	121,587	247,858
Total assets	2,543,228	2,666,838	1,611,238
Current liabilities
Accounts payable	1,025,278	1,268,947	889,481
Borrowings under line of credit, net of debt discount	521,067	166,513	0
Customer deposits	94,608	127,239	112,218
Accrued payroll	359,656	78,445	51,635
Deferred revenue	186,738	126,043	0
Accrued warranty costs	140,074	140,074	135,606
Accrued liabilities	434,726	418,069	211,986
Current portion of long term debt	11,975	11,688	11,072
Derivative liability	317,614	0
Total current liabilities	3,091,736	2,337,018	1,411,998
Commitments and Contingencies (Note 9)
Long term liabilities
Long term debt	22,618	27,951	39,638
Total long term liabilities	22,618	27,951	39,638
Total liabilities	3,114,354	2,364,969	1,451,636
Stockholders' (deficit)/equity
Preferred stock, 5,000,000 shares authorized, $0.0001 par value; none issued or outstanding at June 30, 2013 or December 31, 2012	0	0	0
Common stock, 500,000,000 shares authorized, $0.002 par value; 12,973,694 and 12,406,633 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	25,947	24,813	23,709
Additional paid-in capital	25,192,255	24,038,807	20,407,748
Deficit accumulated	(25,789,328)	(23,761,751)	(20,271,855)
Total stockholders' (deficit)/equity	(571,126)	301,869	159,602
Total liabilities and stockholders'(deficit)/ equity	$ 2,543,228	$ 2,666,838	$ 1,611,238

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 25,200	$ 25,200	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.002	$ 0.002	$ 0.002
Common stock, shares issued	12,973,694	12,406,633	11,854,644
Common stock, shares outstanding	12,973,694	12,406,633	11,854,644

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements Of Operations [Abstract]
Sales	$ 328,617	$ 639,810	$ 437,260	$ 950,984	$ 1,998,667	$ 782,378
Cost of Goods Sold	324,614	766,847	521,845	1,262,728	2,439,759	1,686,254
Gross Margin/(Loss)	4,003	(127,037)	(84,585)	(311,744)	(441,092)	(903,876)
Operating Expenses/(Income):
Research and development expenses	130,164	112,258	256,702	258,559	526,460	1,183,839
Selling, general and administrative expenses	631,131	769,687	1,365,261	1,428,733	2,495,474	2,910,590
Gain arising from debt extinguishment			0	0	0	(1,000,000)
Total expenses	761,295	881,945	1,621,963	1,687,292	3,021,934	3,094,429
Loss from operations	(757,292)	(1,008,982)	(1,706,548)	(1,999,036)	(3,463,026)	(3,998,305)
Non-operating revenue/(expense)
Interest expense	(181,109)	(460)	(405,930)	(1,020)	185,765	7,527
Unrealized (loss) on change in fair value of derivative liabilities	(18,570)	0	(18,570)	0	0	0
Net loss before income taxes	(956,971)	(1,009,442)	(2,131,048)	(2,000,056)	(3,648,791)	(4,005,832)
Income tax credits	103,971	0	103,471	159,220	(158,895)	175
Net loss	$ (853,000)	$ (1,009,442)	$ (2,027,577)	$ (1,840,836)	$ (3,489,896)	$ (4,006,007)
Net loss per common share - basic and diluted	$ (0.07)	$ (0.08)	$ (0.16)	$ (0.15)	$ (0.29)	$ (0.41)
Weighted average number of common shares outstanding - basic and diluted	12,918,138	12,212,109	12,797,517	12,073,441	12,229,680	9,862,601

Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (2,027,577)	$ (1,840,836)	$ (3,489,896)	$ (4,006,007)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation expense	33,403	61,502	118,059	94,233
Stock-based compensation	539,391	428,826	581,940	1,201,878
Issuance of warrants, non-cash	51,115	108,132	126,958	381,394
Stock issued for rent and services	100,488	251,854	289,015	173,677
Amortization of debt discount	354,554	0	166,513	0
Impairment of fixed assets	0	0	33,302	13,177
Impairment of intangible assets	3,699	0	0	0
Change in fair value of derivative liability	18,570	0	0	0
Impairment of inventory	0	0	27,702	3,720
Bad debt expense	0	0	26,942	0
Gain arising from debt extinguishment	0	0	0	(1,000,000)
Changes in operating assets and liabilities:
Decrease/(increase) in trade accounts receivable	367,636	(269,926)	(354,049)	(60,052)
(Increase) in prepaid expense and other current assets	(72,437)	(33,139)	71,416	(216,278)
Decrease in inventory	48,287	119,976	(158,323)	(22,203)
(Decrease) in customer deposits	(32,631)	(47,508)	15,021	(142,520)
Increase in deferred revenue	60,695	146,919	126,043	0
Increase in accrued warranty costs	0	4,468	4,468	84,916
Increase in trade accounts payable and accrued liabilities	212,101	27,505	612,975	187,639
Net cash used in operating activities	(342,706)	(1,042,227)	(1,801,914)	(3,306,426)
Investing Activities
Acquisition of fixed assets	0	(20,062)	(22,778)	(131,165)
Net cash used in investing activities	0	(20,062)	(22,778)	(131,165)
Financing activities
Borrowings on line of credit	270,000	0	748,500	0
Proceeds from issuance of common stock	0	720,000	795,000	3,185,000
Payments on long term debt	(5,046)	(5,763)	(11,687)	39,638
Net cash provided by financing activities	264,954	714,237	1,531,813	3,224,638
Net (decrease) in cash	(77,752)	(348,052)	(292,879)	(212,953)
Cash - beginning of period	78,253	371,132	371,132	584,085
Cash - end of period	501	23,080	78,253	371,132
Supplemental Information:
Income tax credits received, net of tax payments	103,971	159,220	(158,895)	175
Interest paid	1,511	720	3,866	13,249
Non-cash investing and financing activities:
Stock issued for accrued expenses	157,903	205,859
Application of deferred debt discount	$ 270,000	$ 0
Warrants issued for prepaid rent and services	555,844	0

Statement of Shareholders' Equity (USD $)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ (776,340)	$ 14,512	$ 15,474,996	$ (16,265,848)
Beginning Balance, shares at Dec. 31, 2010		7,256,294
Issuance of common stock for cash	3,185,000	9,100	3,175,900
Issuance of common stock for cash, shares		4,550,000
Issuance of common stock under stock award	598,845	4	598,841
Issuance of common stock under stock award, shares		1,850
Issuance of common stock for rent and services	173,677	93	173,584
Issuance of common stock for rent and services, shares		46,500
Stock option expense	603,033		603,033
Issuance of warrants for financing	381,394		381,394
Net loss for year	(4,006,007)			(4,006,007)
Balance at Dec. 31, 2011	159,602	23,709	20,407,748	(20,271,855)
Balance, shares at Dec. 31, 2011		11,854,644
Issuance of common stock for accrued liabilities
Issuance of common stock for accrued liabilities, shares		292
Issuance of common stock for cash	795,000	795	794,205
Issuance of common stock for cash, shares		397,500
Issuance of common stock under stock award	3,053	3	3,050
Issuance of common stock under stock award, shares		1,258
Issuance of common stock for rent and services	289,015	306	288,709
Issuance of common stock for rent and services, shares	152,959	152,959
Stock option expense	578,887		578,887
Issuance of warrants for financing	126,958		126,958
Issuance of warrants with revolving line of credit facility	1,839,250		1,839,250
Net loss for year	(3,489,896)			(3,489,896)
Balance at Dec. 31, 2012	301,869	24,813	24,038,807	(23,761,751)
Balance, shares at Dec. 31, 2012		12,406,633
Issuance of common stock for accrued liabilities	157,903	485	157,418
Issuance of common stock for accrued liabilities, shares		242,469
Issuance of common stock for rent and services	100,488	315	100,173
Issuance of common stock for rent and services, shares		157,925
Stock option expense	256,800		256,800
Issuance of warrants for financing	363,369		363,369
Net loss for year	(1,174,577)			(1,174,577)
Balance at Mar. 31, 2013	5,852	25,613	24,916,567	(24,936,328)
Balance, shares at Mar. 31, 2013		12,807,027
Issuance of common stock for rent and services	100,000	334	99,666
Issuance of common stock for rent and services, shares		166,667
Issuance of warrants for financing	176,022		176,022
Net loss for year	(853,000)			(853,000)
Balance at Jun. 30, 2013	$ (571,126)	$ 25,947	$ 25,192,255	$ (25,789,328)
Balance, shares at Jun. 30, 2013		12,973,694

Description of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Note 1 – Description of Business and Summary of Significant Accounting Policies

Description of Business

Arista Power, Inc. (the Company) was incorporated on March 30, 2001 in the State of New York as Future Energy Solutions, Inc. and in November 2008 changed its name to WindTamer Corporation. In May 2011, the Company changed its name to Arista Power, Inc. The name change more accurately reflects the broadening of the Company’s focus beyond the WindTamer® brand and entry into areas within the energy storage and power management industries.

The Company is a developer, manufacturer, and supplier of custom-designed power management systems, renewable energy storage systems, and a supplier and designer of solar energy systems.  The Company’s patent-pending Power on Demand system utilizes inputs from multiple energy sources including solar, wind, fuel cells, generators, and the grid, in conjunction with a custom-designed battery storage system and a proprietary smart monitoring technology that releases energy at optimal times to reduce electricity costs for large energy users.  The Company also sells a Mobile Renewable Power Station that generates energy from solar PV, wind turbines, fuel cells, and generators that is stored in an integrated onboard energy storage device for military and other applications, and a stationary, scalable Renewable Power Station that can be drop-shipped to off-grid locations to be used as a ‘micro-grid.’  The Company also designs, sells and installs residential and commercial solar PV systems.

Basis of Preparation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information required by GAAP for complete annual financial statement presentation.

In the opinion of management, all adjustments (consisting only of normal and recurring adjustments) necessary for a fair presentation of the results of operations have been included in the accompanying unaudited condensed financial statements.  Operating results for the three-month and six-month period ended June 30, 2013 are not necessarily indicative of the results to be expected for other interim periods or the full fiscal year.  These financial statements should be read in conjunction with the financial statements and accompanying notes contained in the Arista Power Form 10-K for the fiscal year ended December 31, 2012.

Method of Accounting

The accompanying financial statements have been prepared in accordance with GAAP.  Arista Power maintains its books and prepares its financial statements on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash and cash equivalents.  The Company maintains its cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits.  The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

Accounts Receivable

Accounts receivable represents amounts due from customers in the ordinary course of business, based upon invoiced amounts, net of any allowance for doubtful accounts.  We evaluate accounts receivable quarterly on a specific account basis to determine the need to an allowance for doubtful account reserve.  As of June 30, 2013 and December 31, 2012, the allowance for doubtful accounts amounted to $25,200.

Inventory

Inventory consists primarily of parts and subassemblies for Power on Demand systems, solar photovoltaic (“PV”) systems, and is stated at the lower of cost or market value.  The Company capitalizes applicable direct and indirect costs incurred in the Company’s manufacturing operations to bring its products to a sellable state.  The inventory as of June 30, 2013 consisted of raw materials amounting to $192,976 and work-in-process amounting to $428,482.  Inventory is reviewed quarterly to determine the need for an excess and obsolete inventory reserve.  As of June 30, 2013 and December 31, 2012, no reserve was necessary.

Fixed Assets

Fixed assets are recorded at cost.  Depreciation is on a straight line basis over the shorter of the estimated useful lives or the related lease for leasehold improvements.  Leasehold improvements for space leased on a month-to-month basis are expensed when incurred.  Expenditures for renewals and betterments are capitalized.  Expenditures for minor items, repairs and maintenance are charged to operations as incurred.  Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Intangible Assets

Intangible assets consist of costs associated with the application and acquisition of the Company’s patents.  Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life. For the six months ended June 30, 2013, trademark costs totaling $3,699 relating to the Company’s WindTamer® trademark were impaired.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset, including its ultimate disposition.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets.   For the six months ended June 30, 2013 and 2012, no assets were impaired.

Fair Value of Financial Instruments

The carrying amount of cash, accounts receivable, accounts payable and accrued expenses are reasonable estimates of their fair value due to their short maturity.

Derivative Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statement of operations. For stock-based derivative financial instruments, the Company uses the Black-Scholes option valuation model to value the derivative instruments at inception and on subsequent valuation dates. The warrants issued in conjunction with the Company’s strategic advisory agreement with Sunrise Financial Group, Inc. do not have fixed settlement provision because their exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the warrant holders from the potential dilution associated with future financings. Accordingly, the warrants are recognized as a derivative instrument. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not the settlement of the derivative instrument could be transacted within 12 months of the balance sheet date.

Revenue Recognition

Revenue is recognized when all of the following conditions are satisfied:   (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the sale price to be paid by the customer is fixed or determinable; and (4) the collection of the sale price is reasonably assured.  Amounts billed and/or collected prior to satisfying our revenue recognition policy are reflected as customer deposits.

For research and development contracts, we recognize revenue using the proportional effort method based upon the relationship of cost incurred to date to the total estimated cost to complete the contract.  Cost elements include direct labor, materials, overhead, and outside contractor costs.  The excess of amounts billed on a milestone basis versus the amounts recorded as revenue on a proportional effort basis is classified as deferred revenue. We provide for any loss that we expect to incur in the agreements when the loss is probable.

For certain Power on Demand system sales, we bill the customer based upon the cost savings generated for the system.  Because of the terms of these sales transactions, we record the sales on a cost recovery method, whereby equal amounts of revenue and expense are recognized as collections are made, postponing the recognition of profit until all costs have been recovered.

The Company’s top customer accounted for approximately 40% and 54% of the revenues for the three and six months ended June 30, 2013.

Research and Development Costs

All costs related to research and development are expensed when incurred. Research and development costs consist of expenses associated with the development of the Company’s Power on Demand system and the Mobile Renewable Power Station.  Specifically, these costs consist of labor, materials, and consulting.

Warranty Costs

The Company’s standard warranty on each Power on Demand system, wind turbine, and solar system sold protects against defects in design, material, and workmanship under normal use for varying periods, based upon the product sold.  Several warranties have specific additional terms and conditions.  The Company provides for estimated cost of warranties at the time the revenue is recognized.  Factors that affect the warranty reserve are projected cost of repair and/or replacement, component life cycles, manufacturer’s warranty on component parts, and historical data. These estimates are reviewed quarterly and are updated as new information becomes available. The impact of any change in estimates will be taken into account when analyzing future warranty reserve requirements.

Stock-Based Compensation

The Company accounts for stock option awards granted under the Company’s Equity Incentive Plan in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards.  Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture.  The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50.  Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant’s or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement, or over the specified vesting period.

Income Taxes

The Company accounts for income taxes using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carry forwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

Basic and Diluted Loss Per Share

Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period.  Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued.  In a loss period, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potentially issued common shares would be anti-dilutive.

As of June 30, 2013, there were 656,025 stock options and 4,611,267 warrants outstanding which, upon exercise, could dilute future earnings.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 1 – Description of the Business and Summary of Significant Accounting Policies

Description of Business

Arista Power, Inc. (the Company) was incorporated on March 30, 2001 in the State of New York as Future Energy Solutions, Inc. and in November 2008 changed its name to WindTamer Corporation. In May 2011, the Company changed its name to Arista Power, Inc. The name change more accurately reflects the broadening of the Company’s focus beyond the WindTamer® brand and entry into areas within the energy storage and power management industries.

The Company is a developer, manufacturer, and supplier of custom-designed power management systems, renewable energy storage systems, and a supplier and designer of solar energy systems.  The Company’s patent-pending Power on Demand system utilizes inputs from multiple energy sources including solar, wind, fuel cells, generators, and the grid, in conjunction with a custom-designed battery storage system and a proprietary smart monitoring technology that releases energy at optimal times to reduce electricity costs for large energy users.  The Company also sells a Mobile Renewable Power Station that generates energy from solar PV, wind turbines, fuel cells, and generators that is stored in an integrated onboard energy storage device for military and other applications, and a stationary, scalable Renewable Power Station that can be drop-shipped to off-grid locations to be used as a ‘micro-grid.’  The Company also designs, sells and installs residential and commercial solar PV systems.

Method of Accounting

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  Arista Power, Inc. maintains its books and prepares its financial statements on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash and cash equivalents.  The Company maintains its cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits.  The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

Accounts Receivable

Accounts receivable are stated at estimated net realizable value.  Accounts receivable are comprised of balances due from customers net of estimated allowances for uncollectible accounts, if any. In determining collectability, specific customer issues are reviewed to arrive at appropriate allowances. The allowance for doubtful accounts at December 31, 2012 and 2011 were $25,200 and $0, respectively.

Inventory

Inventory consists of parts and sub-assemblies for Power on Demand and solar PV systems and parts for solar PV systems, and is stated at the lower of cost or market value.  The Company capitalizes applicable direct and indirect costs incurred in the Company’s production operations to bring its products to a sellable state.  The inventory as of December 31, 2012 consisted of raw materials amounting to $201,605 and work-in-process amounting to $468,140.  Inventory is reviewed quarterly to determine the need for an excess and obsolete inventory reserve.  As of December 31, 2012, no such reserve was required, while as of December 31, 2011, reserve amounted to $47,171. For the year ended December 31, 2012, all remaining turbine inventory was written off and disposed of.

Fixed Assets

Fixed assets are recorded at cost.  Depreciation is on a straight line basis over the shorter of the estimated useful lives or the related lease for leasehold improvements.  Leasehold improvements for space leased on a month-to-month basis are expensed when incurred. Expenditures for renewals and betterments are capitalized.  Expenditures for minor items, repairs and maintenance are charged to operations as incurred.  Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Intangible Assets

Intangible assets consist of costs associated with the application and acquisition of the Company’s patents and trademarks. Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset, including its ultimate disposition.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets. For the year ended December 31, 2012, the Company impaired assets totaling $33,302, which related primarily to tooling for turbine components, while for the year ending December 31, 2011, assets totaling $13,177 were impaired.

Fair Value of Financial Instruments

The carrying amount of cash, accounts payable and accrued expenses are reasonable estimates of their fair value due to their short maturity.

Revenue Recognition

Revenue is recognized when all of the following conditions are satisfied:  (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the sale price to be paid by the customer is fixed or determinable; and (4) the collection of the sale price is reasonably assured.  Amounts  collected prior to satisfying our revenue recognition policy are reflected as customer deposits.

For research and development contracts, we recognize the revenue using the proportional effort method based upon the relationship if cost incurred to date to the total estimated cost to complete the contract. Cost elements include direct labor, materials, overhead and outside contractor costs.  The excess of amounts billed on a milestone basis versus the amounts recorded as revenue on a proportional effort basis is classified as deferred revenue. We provide for any loss that we expect to incur in the agreements when the loss is probable.

For certain Power on Demand system sales, we bill the customer based upon the cost savings generated from the system.  Because of the terms of these sales transactions, we record the sale on a cost recovery method, whereby equal amounts of revenue and expense are recognized as collections are made, postponing the recognition of profit until all costs have been recovered.

Research and Development Costs

All costs related to research and development are expensed when incurred.  Research and development costs consist of expenses associated with the development of the Company’s Power on Demand system and Mobile Renewable Power Station.  Specifically, these costs consist of labor  materials and consultants.

Warranty Costs

The Company’s standard warranty on each turbine sold protects against defects in design, material and workmanship under normal use for up to a six-year period, however there are several warranties which have different terms and conditions. Warranties on solar PV systems and Power on Demand systems are offered based upon the manufacturer’s product warranty, therefore, no reserve is required for these systems. The Company provides for estimated cost of warranties at the time the revenue is recognized.  Factors that affect the warranty reserve are projected cost of repair and/or replacement, component life cycles, and limited historical data. These estimates are reviewed quarterly and are updated as new information becomes available. The impact of any change in estimates will be taken into account when analyzing future warranty reserve requirements.

Stock-Based Compensation

The Company accounts for stock option awards granted under the Company’s Equity Incentive Plan in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards.  Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture.  The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50.  Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant’s or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement, or vesting period, whichever is shorter.

Income Taxes

The Company accounts for income taxes using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carry forwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

Concentrations of Customers and Suppliers

The Company’s largest customer accounted for 54% of 2012 sales, and this customer’s accounts receivable represented 68% of total accounts receivable as of December 31, 2012.  For the year ended December 31, 2011, sales to a single customer did not exceed 10% of total sales.

We purchase a significant portion of our solar PV products from a single supplier, and as such receive certain discounts due to purchase volumes.  Purchases from this vendor totaled 28% of our material cost of goods sold for the year ended December 31, 2012.   There are numerous alternative suppliers that could supply the materials and components used in our solar PV installations, and we believe that utilizing our current supplier will not have an adverse effect on our business.

Basic and Diluted Loss Per Share

Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period.  Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss year, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potentially issued common shares would be anti-dilutive.

As of December 31, 2012, there were 516,400 stock options and 2,954,250 warrants outstanding that, upon exercise, could dilute future earnings.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern
Note 2 - Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern.  Since its formation, the Company utilized funds generated from private placement offerings and debt to fund its product development and operations and has incurred a cumulative net loss of $25,789,328.  The recurring losses from operations to date raise substantial doubt about the Company’s ability to continue as a going concern.  Continuation of the Company is dependent on achieving sufficiently profitable operations and obtaining additional financing.

In March of 2012, our Board of Directors approved a private placement for the sale of up to 100 units, with each unit costing no less than $15,000 and consisting of 7,500 shares of the Company’s common stock and a warrant to purchase 1,000 shares of the Company’s common stock at $10.00 per share.  In 2012, the Company sold 53 units, which yielded $795,000. On September 4, 2012, the Company entered into a loan agreement with TMK-ENT, Inc., providing for a $500,000 working capital revolving line of credit.  On November 13, 2012, the loan agreement was amended to allow the Company to borrow up to $750,000, and on December 21, 2012 the loan agreement was amended to increase the Company’s revolving line of credit to $1,250,000.  As of June 30, 2013, there was $1,018,500 outstanding on the revolving line of credit.

On July 31, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 4,420,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 2,210,000 additional shares of Common Stock at a purchase price of $0.30 per share to 12 institutional and private investors for a total of $1,105,000 in gross proceeds from the sales. On August 8, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 600,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 300,000 additional shares of common stock at a purchase price of $0.30 per share for a total of $150,000 in gross proceeds.

This working capital may not be sufficient to fund operational growth, and the Company expects to need to raise additional capital.  There can be no assurance that the Company will continue to be able to raise sufficient capital, at terms that are favorable to the Company or at all, to fund operations.

Note 2 - Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. Since its formation, the Company has generated minimal sales volumes, and has incurred cumulative net loss of $23,761,751.  Our sales volumes to date and recurring losses from operations raise substantial doubt about the Company’s ability to continue as a going concern. Continuation of the Company is dependent on achieving sufficiently profitable operations and obtaining additional financing.

During 2011, the Company raised $3.2 million through several private placement sales of units that included shares of common stock and warrants to purchase common stock. In March of 2012, our Board of Directors approved a private placement for the sale of up to 100 units, with each unit costing no less than $15,000 and consisting of 7,500 shares of the Company’s common stock and a warrant to purchase 1,000 shares of the Company’s common stock at $10.00 per share.  In 2012, the Company sold 53 units, which yielded $795,000. On September 4, 2012, the Company entered into a loan agreement with TMK-ENT, Inc., providing for a $500,000 working capital revolving line of credit.  On November 13, 2012, the loan agreement was amended to allow the Company to borrow up to $750,000, and on December 21, 2012 the loan agreement was amended to increase the Company’s revolving line of credit to $1,250,000.  As of December 31, 2012, there was $748,500 outstanding on the revolving line of credit.   This working capital may not be sufficient to fund operational growth, and the Company expects to need to raise additional capital.  There can be no assurance that the Company will continue to be able to raise sufficient capital, at terms that are favorable to the Company or at all, to fund operations.

Long-lived Assets	12 Months Ended
Dec. 31, 2012
Long Lived Assets [Abstract]
Long-lived Assets
Note 3 – Long-lived Assets

The following table summarizes the Company’s long-lived assets as of:

	December 31, 2012	December 31, 2011
Property and equipment
Equipment	$253,718	$244,799
Furniture and fixtures	38,950	38,950
Software	71,625	71,625
Product Tooling	0	51,373
Total property and equipment before accumulated depreciation	364,293	406,747

Less accumulated depreciation	(242,706)	(158,889)
Total property and equipment	121,587	247,858

Intangible assets
Patents	34,862	34,862
Trademark	4,525	4,525
Total intangible assets before accumulated amortization	39,387	39,387

Less accumulated amortization	(8,674)	(6,362)
Total intangible assets	$30,713	$33,025

Impairments of assets for the year ended December 31, 2012 totaled $33,302 as compared to $13,177 for the year ended December 31, 2011. The impairment for 2012 related primarily to tooling for the Company’s wind turbine components.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt
Note 3 – Debt

On September 4, 2012, the Company entered into an unsecured loan agreement with TMK-ENT, Inc. that provided for a $500,000 working capital revolving line of credit.  Advances under the line of credit bear interest at 10% per year, payable annually. On November 13, 2012, the Company amended its loan agreement to increase the revolving line of credit agreement from $500,000 to $750,000, and on December 21, 2012 amended its loan agreement to increase the revolving credit agreement for $750,000 to $1,250,000. On May 24, 2013, the lender amended the credit agreement to extend the maturity date of the loan to December 21, 2014.  No other terms of the agreement were amended. Borrowings under the line of credit amount to $1,018,500 as of June 30, 2013 ($748,500 as of December 31, 2012). In conjunction with the line of credit facility, the Company issued 1,250,000 warrants to purchase the Company’s common stock at varying prices from $1.38 to $1.62 per share. The warrants vest one year from issuance and have a ten year term. The fair market value of the warrants at grant date was determined utilizing the Black Scholes option pricing model and amounted to $1,839,250. The difference between the fair market value of the warrants and draws on the line of credit is $820,750 as of June 30, 2013 ($1,090,750 as of December 31, 2012), which is recorded as deferred debt discount.  The deferred debt discount will be recognized and recorded as debt discount as the Company continues to borrow against the line of credit. Debt discount costs will be recognized as the Company draws down the available line of credit, and will be amortized over the remaining term of the loan. As a result of the amortization of the debt discount, the Company expensed $154,702 and $354,554 for the three months and six months ended June 30, 2013, while there was no such expense for the three and six months ended June 30, 2012.

Annual maturities of debt are as follows:

2013 (7/1/2013- 12/31/2013)	$6,642
2014	$1,030,282
2015	$9,540
2016	$6,629

Note 4 – Debt

In April 2010, the Company established a $1,000,000 line of credit with First Niagara Bank to provide the Company with liquidity in light of its limited cash flow.  The facility was secured by the guarantees of two officers of the Company and one shareholder of the Company. The line of credit interest rate was at prime rate, plus 0%.  At no time would the applicable interest rate be less than 3.25%.

The borrowings under the loan agreement were secured by limited guarantees provided by two of our officers, William Schmitz and Molly Hedges, and one of our shareholders, Michael Hughes.  The guarantees were supported by cash collateral accounts maintained by the individuals at First Niagara Bank. Additionally, Gerald Brock, a former director of the Company, granted the guarantors the right to sell his shares in the Company in the event they were required to pay under the guarantees.  Mr. Brock pledged his 1,000,000 shares of the Company’s common stock owned by him as security for his obligations to the guarantors.

In connection with the guarantees, the Company issued to Mr. Brock and the guarantors warrants to purchase an aggregate of 1,450,000 shares of our common stock at $5.00 per share.  The warrants have a term of 10 years, with a six-month incremental vesting schedule in tranches of 25% of the shares under each warrant from the date of issue. The total non-cash expense for this warrant issuance was recorded in 2010 and amounted to $6,235,000.  At December 31, 2012, all of these warrants were vested.

On February 26, 2011, the Company received a notice of potential opportunity to cure default from First Niagara Bank, which called for a demand payment for interest of $10,976 due as of February 23, 2011 under the Company’s loan agreement. The notice provided that if the events of default were not cured by March 4, 2011, the bank, at its sole discretion, may accelerate or demand payment in full of the obligations and take all enforcement actions or otherwise implement remedies under the applicable loan agreements. The default was not cured by the Company by March 4, 2011. Pursuant to the loan agreement, the interest rate under the Line of Credit was increased by 6% to 9.25% as of the date of the notice. On March 12, 2011, the Company received a demand notice from First Niagara Bank, requiring payment of full indebtedness for principal and interest on the outstanding line of credit ($1,012,421) and for indebtedness on the credit card debt ($25,351) by March 17, 2011. On March 17, 2011, the Company received written notification from the guarantors of the loan agreement that the guarantors were required by the lender, and did, on March 17, 2011 repay the $1.0 million principal balance of the Company’s working capital revolving credit line, and accordingly, the Company recorded a $1.0 million gain on the extinguishment of the line of credit debt during the three months ended March 31, 2011.  Other than accrued interest and applicable fees, which have been fully repaid, the Company had no liability under the line of credit.

In August 2011 the Company purchased equipment for $44,748, financed with a loan from Canandaigua National Bank.  The loan is guaranteed by William Schmitz, CEO of the Company, has a 60-month term, and carries a 4.99% annual interest rate.  Monthly payments are $844. In October 2011 the Company leased office equipment for $9,068 financed with a loan from Canon Financial Services, Inc.  The loan, with monthly payments of $279, has a 6.76% annual interest rate and a 36 month term. The end of term purchase option calls for payment of the equipment’s fair market value.

On September 4, 2012, the Company entered into an unsecured loan agreement with TMK-ENT, Inc. that provided for a $500,000 working capital revolving line of credit.  Advances under the line of credit bear interest at 10% per year, payable annually. On November 13, 2012, the Company amended its loan agreement to increase the revolving line of credit agreement from $500,000 to $750,000, and on December 21, 2012 amended its loan agreement to increase the revolving credit agreement for $750,000 to $1,250,000.  The note matures on December 21, 2013. Borrowings under the line of credit amount to $748,500 as of December 31, 2012. In conjunction with the line of credit facility, the Company issued 1,250,000 warrants to purchase the Company’s common stock at varying prices from $1.38 to $1.62 per share. The warrants vest one year from issuance and have a ten year term. The fair market value of the warrants at grant date was determined utilizing the Black Scholes option pricing model and amounted to $1,839,250. As of December 31, 2012, the Company had drawn $748,500 on the line of credit. The difference between the fair market value of the warrants and draws on the line of credit is $1,090,750 as of December 31, 2012, which is recorded as deferred debt discount.  The deferred debt discount will be recognized and recorded as debt discount as the Company continues to borrow against the line of credit. Debt discount costs will be recognized as the Company draws down the available line of credit, and will be amortized over the remaining term of the loan. As a result of the amortization of the debt discount, the Company expensed $166,513 for the year ended December 31, 2012.
Annual maturities of debt are as follows:

2013	$760,188
2014	$11,782
2015	$9,540
2016	$6,629

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 4 – Stockholders’ Equity

In January 2013, the Company issued 10,000 shares of common stock to an attorney for services rendered, which totaled $10,000.

On February 4, 2013, the Company entered into a lease modification, a purchase agreement and a warrant to purchase common stock with 1999 Mt. RB, LLC, the Company’s landlord at 1999 Mt. Read Boulevard, Rochester, New York. Pursuant to the terms and conditions of the purchase agreement, the Company sold to 1999 Mt. RB 390,394 shares of our common stock in exchange for (1) the satisfaction of amounts due to 1999 Mt. RB pursuant to the original lease and (2) free rent, CAM charges and real estate taxes from February 1, 2013 through November 30, 2013 pursuant to the lease amendment.  Pursuant to the terms and conditions of the warrant agreement, the Company issued to 1999 Mt. RB a warrant to purchase up to 600,000 shares of the Company’s common stock for a purchase price of $1.00 per share.  The warrant vested in full upon issuance, and expires on February 4, 2014.  The warrant and purchase agreement have customary anti-dilution protections. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, and amounted to $256,800, which will be amortized over the lease term.  Of this amount, $18,343 was expensed in the six months ending June 30, 2013, $33,017 is recorded as a prepaid asset, and $194,434 is recorded as another asset and will be amortized in a period that exceeds one year.

In May, 2013, the Company entered into a strategic advisory agreement with Sunrise Financial Group, Inc., who will provide the Company with prospective customer listings and introductions to building owners and managers.  In accordance with the agreement, the Company issued 166,667 shares of common stock for one year of services, which are earned in conjunction with the Company selling Power on Demand systems to customers introduced to the Company by Sunrise Financial Group, Inc., commencing May 21, 2013. The value of these shares is $100,000 and has been recorded as a prepaid asset at June 30, 2013. Additionally, the Company agreed to issue 620,341 warrants at $.73 per share.  The warrants carry a five year term, and have customary anti- dilution clause, and have been valued as a derivate liability. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, and amounted to $299,044, which will be amortized over the term of the agreement.  Of this amount, $32,772 was expensed in the three months ending June 30, 2013 $266,272 is recorded as a prepaid asset.

On July 31, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 4,420,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 2,210,000 additional shares of Common Stock at a purchase price of $0.30 per share to 12 institutional and private investors for a total of $1,105,000 in gross proceeds from the sales.  On August 8, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 600,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 300,000 additional shares of common stock at a purchase price of $0.30 per share for a total of $150,000 in gross proceeds.  The Warrant and Securities Purchase Agreement have customary anti-dilution protection and registration rights.

In March, 2012, we issued 119,191 shares of our common stock to strategic vendor-investors in lieu of cash for goods and services totaling $251,854.

On March 7, 2012, our Board of Directors approved a private placement for the sale of up to 100 units, with each unit costing no less than $15,000 and consisting of 7,500 shares of the Company’s common stock and a warrant to purchase 1,000 shares of the Company’s common stock at $10.00 per share.  Each warrant vests two years from the date of purchase of the applicable unit and has a ten-year life.  Each purchaser of the units has agreed not to sell any shares of common stock purchased in the private placement for at least one year.  During 2012 the Company sold 53 units, which yielded $795,000, 16 of which were sold in March, 2012, which yielded $240,000.

Note 5 – Stockholders’ Equity

For the year ended December 31, 2012, the Company issued 152,959 to strategic vendors and consultants for goods and services totaling $289,015. During 2012, the Company raised capital through the private placement sales of “units” consisting 7,500 shares of common stock and a warrant to purchase 1,000 shares of common stock for $10 per share. The warrants vest fully two years from the date of unit purchase and have a ten year term. The Company sold 53 units which yielded $795,000.

On October 18, 2011, the Company’s Board of Directors approved, authorized and recommended to the Company’s shareholders to file a Restated Certificate of Incorporation to effect a one-for-twenty reverse stock split. As of November 17, 2011, the holders of approximately 74% of the aggregate voting power of Common Stock delivered the Company written consents approving the adoption of the Restated Certificate.  On December 21, 2011, the Company filed its Restated Certificate of Incorporation with the Secretary of the State of New York, and on December 27, 2011, the one-for-twenty reverse stock split became effective.  All stock-related disclosures, including number of shares of common stock, stock options, warrants, and loss per share calculations, have been restated to reflect the one-for-twenty reverse stock split for all periods presented.

For the year ended December 31, 2011, 46,500 shares of our common stock were issued to several vendors in exchange for services totaling approximately $174,000, which included approximately 19,400 shares of our common stock issued to the Company’s landlord of its Rochester, New York  headquarters for base rent payments.

During 2011, the Company raised $3.2 million in multiple private placement sales of “units.”  Each unit cost $17,500 and consisted of 25,000 shares of common stock and a warrant to purchase 875 shares of common stock at $10 per share. The warrants fully vest two years from the date of the unit purchase, and have a ten-year term.

For the year ended December 31, 2012 and 2011, total stock option expense amounted to $578,887 and $603,033, respectively. In 2012, 178,000 stock options were granted, while in 2011 89,150 stock options were granted under the 2008 Equity Incentive Plan.

On December 13, 2010, the Board of Directors approved a plan whereby certain employees were issued restricted shares of common stock in lieu of future salary cash payments. The employees forfeited salary over a twelve week period to purchase the common shares, which were valued at fair market value as of the date of grant.  On March 30, 2011, the Compensation Committee of the Company’s Board of Directors approved a change in the vesting date for restricted shares held by certain employees from April 1, 2011 to August 1, 2011. On July 29, 2011, the Compensation Committee of the Company’s Board of Directors approved an amendment to change the vesting date of these restricted shares to March 1, 2012. On February 28, 2012, the Compensation Committee of the Company’s Board of Directors approved an amendment to change the vesting date of these restricted shares to November 15, 2012, and on November 8, 2012, the Compensation Committee of the Company’s Board approved and amendment to change the vesting date of these restricted shares to August 20, 2013.  On April 1, 2011, 55,969 shares vested, and the remaining 169,368 shares will vest fully on August 20, 2013. For the year ended December 31, 2011 expenses totaling $594,498 were recorded in conjunction with this award. There were no expenses relative to this award in 2012.

Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock-Based Compensation
Note 5 – Stock Based Compensation

The Company has established the 2008 Equity Incentive Plan, which is a shareholder-approved plan that permits the granting of stock options and restricted stock to employees, directors and consultants.   The 2008 Equity Incentive Plan provides for the issuance of up to 1,550,000 shares of common stock of which 50,000 shares are available for grant as Incentive Stock Options.  The exercise price for options awarded is no less than 100% of the fair market value of the common stock on the day of grant.  The options generally vest either immediately on the date of grant or 1 to 3 years from the date of grant.

For the three months and six months ended June 30, 2013, the Company recorded compensation costs for options and warrants of $176,022 and $539,391, respectively as compared to $275,937 and $428,826 for the three months and six months ended June 30, 2012. For the six months ended June 30, 2013, compensation costs relating to the issuance of options and warrants amounted to $463,193 and the Company recorded an expense of $76,198 associated with the repricing of options and warrants held by a consultant of the Company.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model.  Prior to the fourth quarter of 2009, there was not a public market for the Company shares.  Accordingly, the fair value of the underlying shares was determined based on recent transactions by the Company to sell shares to third parties and other factors determined by management to be relevant to the valuation of such shares.  Beginning in the fourth quarter of 2009, the quoted price for the Company’s shares on the OTCBB was used to value the underlying shares.  Expected volatility is based upon a weighted average historical volatility of peer companies operating in a similar industry.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options used was based on the contractual life of the option granted.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for options granted:

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	108%	96-97%
Risk-free interest rate	2.68-2.82%	2.59-2.70%
Expected life of options	.7-9.9 years	2.0-9.9 years

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	516,400	$3.25
Options granted during 2013	140,625	$1.20
Options cancelled during 2013	(1,000)	2.22
Outstanding at June 30,2013	656,025	$2.79	6.8 years	$0
Exercisable at June 30,2013	589,925	$2.85	6.6 years	$0

For the three months and six months ended June 30, 2013, the Company recorded compensation costs for options granted under the plan of $9,309 and $170,060, as compared to $275,397 and $428,831 for the three months and six ended June 30, 2012, 2012. Stock option grants amounted to 140,625 for the six months ended June 30, 2012 (175,000 for the six months ended June 30, 2012) while 147,275 options vested during that period (140,400 options vested for the six months ended June 30, 2012). There were 1,000 options cancelled or terminated for the six months ended March 31, 2013, while there were no cancelled or terminated options for the six months ended June 30, 2012. No options were exercised for the six months ended June 30, 2013 or March 31, 2012.

The weighted average fair value of options granted during the six months ended June 30, 2013 was $1.11, compared to $2.04 for the six months ended June 30, 2012.

On January 22, 2013 the Board of Directors of the Company approved the repricing of 25,000 outstanding compensatory options to purchase common stock of the Company held by a consultant of the Company, Michael Hughes, an attorney who has provided and continues to provide legal services to the Company, previously granted under the Amended and Restated 2008 Equity Incentive Plan. As a result, the exercise price of the options was lowered to $1.20 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on January 22, 2013. There was no change in the number of shares subject to each option, vesting or other terms of the options. The Company recorded expenses totaling $13,575 associated with the repricing for the three month period ending March 31, 2013.

On December 13, 2010, the Board of Directors approved a restricted stock grant award to certain employees in lieu of future salary cash payments.  The employees forfeited salary over a twelve-week period to purchase common shares, which were valued at fair market value as of the date of grant.  The Compensation Committee of the Company’s Board of Directors have approved a change in the vesting date for restricted stock held by certain employees from April 1, 2011 to August 20, 2013. A total of 55,969 shares vested on April 1, 2011, and the remaining 169,368 shares are scheduled to vest on August 20, 2013.

The following table summarizes the status of the Company’s restricted share awards:

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at June 30, 2013	169,368	$2.80

There was no expense associated with this restricted stock grant for the three months or six months ended June 30, 2013 and 2012.

Note 6 – Stock-Based Compensation

The Company has established the “2008 Equity Incentive Plan,” which is a shareholder approved plan that permits the granting of stock options and restricted stock to employees, directors and consultants.  The 2008 Equity Incentive Plan originally provided for the issuance of up to 400,000 shares of common stock of which 50,000 shares are available for grant as Incentive Stock Options.  The exercise price for options awarded is no less than 100% of the fair market value of the common stock on the day of grant.  The options generally vest either immediately on the date of grant or 1 to 3 years from the date of grant.  On December 30, 2009, the Board of Directors approved an amendment to increase the number of shares available for award under the plan from 400,000 to 800,000, and this amendment was approved by the Company’s shareholders at its Annual Meeting on April 28, 2010. In March of 2012, the Board of Directors approved an amendment to increase the number of shares available for award under the plan to 1,550,000.  This amendment was approved by shareholders at the Annual Meeting of Shareholders on May 9, 2012.

For the year ended December 31, 2012, the Company recorded compensation costs for options and shares granted under the plan amounting to $543,267 as compared to $1,201,878 for the year ended December 30, 2011.  This expense increased basic and diluted net loss per share by $.04 for the year ended December 31, 2011 (an increase of $.12 net loss per share for the year ended December 31, 2011).

On November 8, 2012, the Board of Directors of the Company approved the repricing of 85,000 outstanding compensatory options to purchase common stock of the Company (“Common Stock”) held by executive officers of the Company (including the principal executive officer, principal financial officer, and principal executive officer) previously granted under the Amended and Restated 2008 Equity Incentive Plan (the “Options”).  As a result, the exercise price of the Options was lowered to $1.67 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on November 8, 2012. There was no change in the number of shares subject to each Option, vesting or other terms of the Options.  The Company repriced 75,000 and 10,000 Options held by William A. Schmitz, the Company’s Chief Executive Officer and President, and Molly Hedges, the Company’s Acting Chief Financial Officer and Vice President of Finance, respectively. For the year ended December 31, 2012, the Company recorded expenses totaling $14,350 associated with the repricing.

Management has valued the options at their date of grant utilizing the Black-Scholes Option Pricing Model.  Expected volatility is based upon a weighted average historical volatility of the Company’s common stock, and that of peer companies operating in a similar industry.   The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options was based on its term.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for options granted:

Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	109-112%	95-98%
Risk-free interest rate	2.32-2.70%	2.58-4.20%
Expected life of options	1.5-9.5 Years	2.5- 9.9 Years

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	364,400	$5.20
Options granted during 2012	178,000	$2.05
Options expired/cancelled during 2012	26,000	$5.68

Outstanding at December 31, 2012	516,400	$3.25	7.8	$0
Exercisable at December 31, 2012	442,650	$3.43	7.7	$0

The weighted average fair value of options granted during twelve months ended December 31, 2012 was approximately $2.05 ($3.54 for the twelve months ended December 31, 2011.)  During the twelve months ended December 31, 2012, 178,000 options were granted, 26,000 options expired or were cancelled, and no options were exercised. During the twelve months ended December 31, 2011, 89,150 options were granted, 20,250 expired or were cancelled, and no options were exercised.

On December 13, 2010, the Board of Directors approved a restricted stock award to certain employees in lieu of future salary cash payments. The employees forfeited salary over a twelve-week period to purchase common shares, which were valued at fair market value as of the date of grant. On March 30, 2011 the Compensation Committee if the Company’s Board of Directors approved a change to the vesting date for restricted stock held by certain employees from April 1, 2011 to August 1, 2011.  On July 29, 2011, the Compensation Committee of the Board of Directors approved a change to the vesting date of these restricted shares to March 1, 2012. On February 28, 2012, the Compensation Committee of the Board of Directors approved a change to the vesting date for the restricted stock held by certain employees from March 1, 2012 to November 15, 2012. The Compensation Committee of the Board of Directors approved a change in vesting date from November 15, 2011 until August 20, 2013 on November 8, 2012. A total of 55,969 shares vested on April 1, 2011, and the remaining 169,368 shares will vest on August 20, 2013.

The table below summarizes the status of the Company’s restricted stock awards:

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2011	169,368	$2.80
Vested – 2012	0	$0
Non-vested at December 31, 2012	169,368	$2.80

Expense of $594,498 was recognized for the year ended December 31, 2011, while no such expense was recorded for the year ended December 31, 2012.

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants
Note 6 – Warrants

Management has valued warrants at their date of issue utilizing the Black-Scholes option pricing model.  Expected volatility is based upon a weighted average historical volatility of peer companies operating in a similar industry. The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the issue and their expected life.  The expected life of warrants used was based on the term of the warrant.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	93-108%	97-98%
Risk-free interest rate	.14–2.60%	2.32-3.03%
Expected life of warrants	.6-9.6 years	7.8-9.9 years

The following table summarizes the status of the Company’s warrants granted:

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,954,250	$3.80
Warrants granted during 2013	1,657,017	$.95
Outstanding at June 30,2013	4,611,267	$2.42	7.31 years	$0
Exercisable at June 30,2013	2,150,625	$3.10	5.12 years	$0

The weighted average fair value of warrants issued during six months ended June 30, 2013 and 2012 was $.95 and $2.29, respectively.  During the six months ended June 30, 2013, 658,625 warrants vested (none vested for the six months ended June 30, 2012), and  no warrants were expired or cancelled for the six months ended June 30, 2013 and 2012.

For the three and six months ended June 30, 2013, the Company recorded compensation costs of $166,713 and $293,133 for 416,666 warrants issued to a consultant of the Company.  The warrants have a ten year life, a $1.20 exercise price, and vest from six months to three years from grant date.

On January 22, 2013 the Board of Directors of the Company approved the repricing of 423,125 outstanding warrants to purchase common stock of the Company held by a consultant of the Company, Michael Hughes, an attorney who has provided and continues to provide legal services to the Company. As a result, the exercise price of the options was lowered to $1.20 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on January 22, 2013. There was no change in the number of shares subject to each warrant, vesting or other terms of the warrants. The Company recorded expenses totaling $62,623 associated with the repricing for the three month period ending March 31, 2013.

Note 7 – Warrants

Management has valued warrants at their date of issue utilizing the Black-Scholes Option Pricing Model.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the issue and their expected life.  The expected life of warrants used was based on the term of the warrant.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

	Year ended	Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	105-113%	95-98%
Risk-free interest rate	2.06-3.03%	2.34-4.24%
Expected life of warrants	7.3-9.8 Years	8.3-9.9 Years

The following table summarizes the status of the Company’s warrants granted:

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,651,250	$5.61	8.3
Warrants granted during 2012	1,303,000	1.94	9.5
Warrants expired/cancelled during 2012	0

Outstanding at December 31, 2012	2,954,250	$3.80	8.5	$0
Exercisable at December 31, 2012	1,492,000	$4.76	7.3	$0

The weighted average fair value of warrants issued during twelve months ended December 31, 2012 was $1.94 ($10.00 for the year ended December 31, 2011).  During the year ended December 31, 2012, 404,500 warrants vested, none expired or were cancelled, and no warrants were exercised. For the year ended December 31, 2011, 725,000 warrants vested, none expired or were cancelled, and no warrants were exercised.

On November 8, 2012, the Board of Directors of the Company approved the repricing of 172,500 outstanding warrants to purchase common stock of the Company (“Common Stock”) held by executive officers of the Company (including the principal executive officer, principal financial officer, and principal executive officer) previously granted under the Amended and Restated 2008 Equity Incentive Plan (the “Options”).  As a result, the exercise price of the Warrants was lowered to $1.67 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on November 8, 2012. There was no change in the number of shares subject to each Option, vesting or other terms of the Options.  The Company repriced 115,000 and 57,500 Warrants held by William A. Schmitz, the Company’s Chief Executive Officer and President, and Molly Hedges, the Company’s Acting Chief Financial Officer and Vice President of Finance, respectively. For the year ended December 31, 2012, the Company recorded expenses totaling $24,323 associated with the repricing.

Consulting Agreement	12 Months Ended
Dec. 31, 2012
Consulting Agreement [Abstract]
Consulting Agreement
Note 8 – Consulting Agreement

In 2010, we entered into consulting agreements with two individuals to provide technical assistance to allow the Company to enhance its ducted wind turbine. Payment for services was to be on an hourly basis at an agreed upon rate for services performed. In conjunction with these agreements, these individuals received stock options vesting over a one to three year period.  Stock option expense associated with these awards amounted to $20,826 for the year ended December 31, 2011.  No such expense was recorded for 2012.

Derivative Liabilities	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Derivatives Liabilities
Note 7 – Derivative Liabilities

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, the Company uses the Black-Scholes option valuation model to value the derivative instruments at inception and on subsequent valuation dates. The warrants issued in conjunction with the Company’s strategic advisory agreement with Sunrise Financial Group, Inc. on May 21, 2013 do not have fixed settlement provision because their exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the warrant holders from the potential dilution associated with future financings. Accordingly, the warrants are recognized as a derivative instrument. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not the settlement of the derivative instrument could be transacted within 12 months of the balance sheet date.

Management has valued warrants at their date of issue utilizing the Black-Scholes option pricing model. Expected volatility is based upon a weighted average historical volatility of peer companies operating in a similar industry. The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the issue and their expected life.  The expected life of warrants used was based on the term of the warrant.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for warrants granted and subsequent relvaluation:

Six Months Ended
June 30, 2013
Expected dividend yield	0%
Expected stock price volatility	96-97%
Risk-free interest rate	.84–1.41%
Expected life of warrants	4.9-5.0 years
Number of warrants	640,351
Fair value of warrants	$317,614

The fair value of these warrant liabilities was $317,614 at June 30, 2013. The change in fair value during the three month ending June 30, 2013 was $18,570 is reported in our statement of operations as an unrealized loss on the change in fair value of the derivative liabilities. The fair value of the derivative liabilities are re-measured at the end of every reporting period and upon the exercise of the warrant. The change in fair value is reported in the consolidated statement of operations as an unrealized gain or loss on the change in fair value of the derivative liability.

Fair Value Measurement

Valuation Hierarchy
ASC 820, “Fair Value Measurements and Disclosures,” establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the liabilities carried at fair value measured on a recurring basis as of June 30, 2013:

		Fair Value Measurements at June 30, 2013
	Total Carrying Value at June 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$317,614	$-	$-	$317,614

The derivative liabilities are measured at fair value using quoted market prices and estimated volatility factors, and are classified within Level 3 of the valuation hierarchy.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

Six Months ended June 30, 2013
Beginning balance	$0
Initial valuation of derivative financial instruments	299,044
Net unrealized (gain) loss on derivative financial instruments	18,570
Ending balance	$317,614

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 8 – Commitments and Contingencies

Operating Lease

In October 2010, we executed a lease for our Rochester facility at 1999 Mt Read Boulevard (a four building complex).  The lease term was from August 2010 through July 2015.  The first year of the lease term required monthly base rent payments of $5,396, payable in cash or in the Company’s common stock. The base rent increases by 3% on August 1st of the each year of the lease.  The Company also is required to pay its proportionate share of real estate taxes and common area maintenance costs for the Rochester facility.

On February 4, 2013, the Company entered into a lease modification, a purchase agreement and a warrant to purchase common stock with 1999 Mt. RB, LLC, the Company’s landlord at 1999 Mt. Read Boulevard, Rochester, New York.

Pursuant to the terms and conditions of the purchase agreement, the Company sold to 1999 Mt. RB 390,394 shares of our common stock in exchange for (1) the satisfaction of amounts due to 1999 Mt. RB pursuant to the original lease and (2) free rent, common area maintenance charges and real estate taxes from February 1, 2013 through November 30, 2013 pursuant to the lease amendment.  Pursuant to the terms and conditions of the warrant agreement, the Company issued to 1999 Mt. RB a warrant to purchase up to 600,000 shares of the Company’s common stock for a purchase price of $1.00 per share.  The warrant vested in full upon issuance, and expires on February 4, 2014.

The lease amendment amended the original lease between the Company and 1999 Mt. RB, and provides, among other things: (1) the leasing of approximately 20,096 square feet at 1999 Mt. Read Boulevard, Rochester, New York; (2) a lease term that runs from February 1, 2013 through November 30, 2018, (3) two five-year renewal options at the option of Arista Power; (4) the Free Rent Period ( from February 1, 2013 through November 30, 2013); and (5) base rent starting on November 30, 2013 at a price of $3.50 per square foot per year with annual increases of 3%. In addition, the Company must pay all future rent in cash.

Annual cash commitments by year under the Company’s lease agreements are as follows:

Cash rental commitment
2013 (7/1-12/31/2013)	$5,861
2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050
2018	$72,567

Warranty

The Company entered into a number of sales orders for Power on Demand systems, solar installations, and wind turbine units.  Certain of these sales orders required deposits of the agreed-upon portion of the purchase price upon acceptance of the sales order.  The advance payments received as of June 30, 2013 amounted to $94,608 (the December 31, 2012 total was $127,239) and have been included in customer deposits.  We expect to install the systems and units associated with these deposits during the next several quarters, as we obtain permits and zoning approvals from customers’ town officials, obtain New York State Energy Research Development Authority (“NYSERDA”) approvals, complete site assessments, and continue product evaluation. The sales orders included product warranties of varying periods, depending on the product sold, against defects in materials and workmanship. The Company provides for estimated cost of warranties at the time the revenue is recognized and has established a corresponding warranty reserve.  Factors that affect the balance required in the warranty reserve are projected cost of repair and/or replacement, component life cycles, manufacturer’s warranty on parts and components, and limited historical data. These estimates are reviewed quarterly and are updated as new information becomes available. The impact of any change in warranty cost estimates will be taken into account when analyzing future warranty reserve requirements. As of June 30, 2013 and December 31, 2012, the warranty reserve totals $140,074. The following table summarizes the activity in the accrued warranty account:

	June 30, 2013	December 31, 2012
Balance as of beginning of year	$140,074	$135,606
Warranty costs accrued	0	32,816
Settlements made	0	(28,348)
Total accrued warranty costs	$140,074	$140,074

Note 9 – Commitments and Contingencies

Employment Agreements

As of December 31, 2012, the Company has employment agreements in place with four members of senior management.  The remaining terms of the agreements are for one year, commencing at the anniversary of the initial agreement and expire at varying times from November 14, 2013 until March 1, 2014.  Annual compensation required under the agreements includes base salary aggregating $752,000 as well as annual bonuses based upon achieving certain performance milestones.  All of these agreements contain severance provisions in the event of termination of the employee without cause that requires the continued payment of the annual salary through the term of the agreement, but for a minimum of two years.

Operating Lease

In October 2010, a lease was executed for the Company’s Rochester, New York facility.  The lease term is from August 2010 through July 2015.  The first year of the lease term required monthly base rent payments of $5,396, payable in cash or in the Company’s common stock. The base rent increases by 3% on August 1st of the each year of the lease.  The Company also is required to pay their proportionate share of real estate taxes and common area maintenance costs for the Rochester facility. Our landlord entered into an agreement with a third party to occupy a portion of our leased space.  On February 4, 2013, we entered into a new agreement to lease approximately 20,000 feet of space in our current complex. The lease term is from February 1, 2013 through November 20, 2018, with monthly rent of $5,861, which increases annually by 3%. We are also responsible for certain taxes and common area maintenance costs on a proportionate share basis.

Annual cash commitments by year under the Company’s lease agreement is as follows:

Cash Rental Commitment

2013	$5,861
2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050

Warranty

During the years ended December 31, 2012 and 2011, the Company entered into a number of sales orders for Power on Demand systems, solar PV installations and wind turbine installations.  These sales orders required certain deposits of the agreed-upon purchase price upon acceptance of the sales order.  The advance payments received as of December 31, 2012 amounted to $127,239 ($112,218 as of December 31, 2011) and have been included in customer deposits.  We expect to install the units associated with these deposits during the next two quarters, as we obtain permits and zoning approvals from customer’s town officials, obtain NYSERDA approvals, complete site assessments, and continue product evaluation.  The sales orders included product warranties of varying periods, depending on the product sold, against defects in materials and workmanship.  The Company provides for estimated cost of warranties at the time the revenue is recognized and has established a corresponding warranty reserve.  Factors that affect the balance required in the warranty reserve are projected cost of repair and/or replacement, component life cycles, manufacturer’s warranty on parts and components, and limited historical data.  These estimates are reviewed quarterly and are updated as new information becomes available.  The impact of any change in warranty cost estimates will be taken into account when analyzing future warranty reserve requirements.  As of December 31, 2012 and 2011, a warranty reserve totaling $140,074 and $135,606, respectively, is included in the accrued liabilities section of the balance sheet. The following table summarizes the activity in the accrued warranty account:

	December 31, 2012	December 31, 2010

Balance as of beginning of year	$135,606	$50,690
Warranty costs accrued	32,816	118,935
Settlements made	(28,348)	(34,019)

Balance as of end of year	$140,074	135,606

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 9 –Income Taxes

The Company filed its 2011 New York State corporation income tax return during September, 2012, which generated a tax credit for being a Qualified Emerging Technology Company.   The Company received the refund of $103,971 in April, 2013, which was recorded as an income tax credit. The Company filed its 2010 New York State corporate income tax return during March 2011, which generated a tax credit for being a Qualified Emerging Technology Company. In January of 2012, the Company received payment of $159,395 for this tax credit, which is reflected in results for the three months ended March 31, 2012.

Note 10 - Income Taxes

Following is a summary of the components giving rise to the income tax provision (benefit) for the periods ended December 31:

	Year ended
	2012	2011
Current	$(158,895)	$–
Deferred	(1,386,246)	(1,398,479)
Less increase in allowance	1,386,246	1,398,479
Net deferred	–	–
Total income tax provisions (benefit)	$(158,895)	$–

Individual components of the deferred tax asset are as follows as of December 31:

	Year ended
	2012	2011
Net operating loss carryforwards	$4,107,084	$3,075,986
Stock based compensation	3,848,988	3,600,874
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	820
Total	8,353,271	6,967,025
Less valuation allowance	(8,353,271)	(6,967,025)
Net deferred tax assets	$–	$–

The Company has approximately $11,848,000 of net operating loss carryforwards (“NOLs”) available to reduce future taxable income.  These NOLs expire at various dates through 2032. Due to the uncertainty as to the Company’s ability to generate sufficient taxable income in the future and utilize the NOLs before they expire, the Company has recorded a valuation allowance to offset the deferred tax assets.

Internal Revenue Code Section 382 (“Section 382”) imposes limitations on the availability of a company’s net operating losses and other corporate tax attributes as ownership changes occur.  As a result of the transactions discussed in Notes 5 and 6, a Section 382 ownership change is expected and a study will be required to determine the date of the ownership change. The amount of the Company’s net operating losses and other tax attributes incurred prior to the ownership change may be limited based on the value of ownership change. A full valuation allowance has been established for the gross deferred tax asset related to the net operating losses and other corporate tax attributes available. Accordingly, any limitation resulting from Section 382 application is not expected to have a material effect on the balance sheet or statements of operations of the Company.

The differences between the United States statutory federal income tax rate and the effective income tax rate in the accompanying consolidated statements of operations are as follows:

	Year ended
	2012	2011
Tax benefit at statutory United States federal rate	$(1,186,565)	$(1,362,096)
State income tax credit net of federal benefit	(187,427)	(36,383)
Tax credits	(107,034)
Adjustments from prior year	(64,115)
Change in valuation reserves	1,386,246	1,398,479
Current tax (expense) income	(158,895)	0
Effective tax rate (%)	4%	0%

Actual cash payments for taxes in 2012 were $500 ($175 in 2011). In December 2011, the Company approved a Consent to Desk Audit Adjustment providing the Company with a New York State Qualified Emerging Technology Company tax credit of $159,395 for the year ended December 31, 2010.  The cash refund was received by and recorded as income by the Company in January 2012.

In July 2006, the FASB released Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement 109” (“FIN48”), now ASC 740.  Effective for fiscal years beginning after December 15, 2006, FIN48 provides guidance on the financial statement recognition and measurement for income tax positions that we have taken or expect to take in our income tax returns.  It also provides related guidance on underecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. We adopted the provisions of FIN48 on January 1, 2007.  The adoption did not have a material impact on the Company’s consolidated results of operations and financial position, and therefore, the Company did not have any adjustment to the January 1, 2007 beginning balance of retained earnings.  In addition, the Company did not have any material unrecognized tax benefits at December 31, 2012 or 2011.

The Company recognizes interest and penalties related to unrecognized tax benefits in general and administrative expense. During the years ended December 31, 2012 and 2011, the Company recognized no material interest and penalties.

The Company files income tax returns in the U.S. federal jurisdiction and applicable states. The tax years 2007 through 2012 remain open to examination by major taxing jurisdictions to which the Company is subject.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 10- Subsequent Events

On July 29, 2013, each of William Schmitz, Chief Executive Officer, Molly Hedges, Chief Financial Officer, Mark Matthews, President, and Adeeb Saba, Vice President of Operations (collectively, the “Executives”), entered into a Termination of Employment Agreement with Arista Power.  Pursuant to such Termination of Employment Agreements, each of the Executives terminated their respective Employment Agreement with Arista Power, effective July 29, 2013.  On July 29, 2013, each of the Executives agreed to become at-will employees of Arista Power with significant reductions in his or her applicable cash compensation, including a portion of back-pay.  On July 31, 2013, William A. Schmitz resigned as the President of Arista Power.  Mr. Schmitz remains the Chief Executive Officer of Arista Power and a member of the Board of Directors of Arista Power and the Board of Directors of Arista Power appointed Mark Matthews as President of Arista Power and elected him as a Director of the Company, effective July 31, 2013.   The Executives were awarded stock options on July 31, 2013, with varying vesting dates.  The options have a ten year life and an exercise price of $.38 per share, which is the closing market price of the Company’s common stock on the OTC Bulletin Board as of the grant date.

On July 31, 2013, the Compensation Committee of the Board of Directors of Arista Power approved the repricing of all outstanding stock options to purchase common stock of the Company  held by officers (including the principal executive officer, principal financial officer, and named executive officers of Arista Power), other employees, current and former non-employee directors, employees and independent contractors with exercise prices in excess of $0.75 per share of common stock previously granted under the Amended and Restated 2008 Equity Incentive Plan.  As a result, the exercise price of the Options was lowered to $0.75 per share of common stock. There was no change in the number of shares subject to each option, vesting or other terms of the options.  The Compensation Committee of the Board of Directors effectuated the repricing to realign the value of the outstanding options with their intended purpose, which is to retain and motivate the holders of the options to continue to work in the best interests of Arista Power. Prior to the repricing, many of the options had exercise prices well above the recent market prices of the Company's common stock on the OTC Bulletin Board.

On July 31, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 4,420,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 2,210,000 additional shares of Common Stock at a purchase price of $0.30 per share to 12 institutional and private investors for a total of $1,105,000 in gross proceeds from the sales.  On August 8, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 600,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 300,000 additional shares of common stock at a purchase price of $0.30 per share for a total of $150,000 in gross proceeds. The Warrant and Securities Purchase Agreement have customary anti-dilution protections and registration rights.  The Company has agreed to register with the Securities and Exchange Commission the Common Stock purchased pursuant to the Securities Purchase Agreement and the shares of Common Stock issuable pursuant to the Warrants on a Form S-3.

On August 8, 2013, the Company entered into an agreement with a customer to sell a 166kW solar PV system for $574,000, which is expected to be installed during the first half of the fourth quarter of 2013.

Note 11 – Subsequent Events

On February 4, 2013, the Company entered into a lease modification , a purchase agreement and a warrant to purchase common stock with 1999 Mt. RB, LLC, the Company’s landlord at 1999 Mt. Read Boulevard, Rochester, New York.

Pursuant to the terms and conditions of the purchase agreement, the Company sold to 1999 Mt. RB 390,394 shares of our common stock in exchange for (1) the satisfaction of amounts due to 1999 Mt. RB pursuant to the original lease  and (2) free rent, CAM charges and real estate taxes from February 1, 2013 through November 30, 2013 pursuant to the lease amendment.  Pursuant to the terms and conditions of the warrant agreement, the Company issued to 1999 Mt. RB a warrant to purchase up to 600,000 shares of the Company’s common stock for a purchase price of $1.00 per share.  The warrant vested in full upon issuance, and expires on February 4, 2014.  The warrant and purchase agreement have customary anti-dilution protections.

The lease amendment amended the lease, dated June 9, 2010, between the Company and 1999 Mt. RB, and provides, among other things: (1) the leasing of approximately 20,096 square feet at 1999 Mt. Read Boulevard, Rochester, New York; (2) a lease term that runs from February 1, 2013 through November 30, 2018, (3) two five-year renewal options at the option of Arista Power; (4) the Free Rent Period; and (5) base rent starting on November 30, 2013 at a price of $3.50 per square foot per year with annual increases of 3%.
In January 2012, the Company issued 10,000 shares of common stock to a corporate attorney for services rendered, which totaled $10,000.

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
Note 11- Recent Accounting Pronouncements

The Company has considered recent accounting pronouncements and believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

Description of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Description Of Business
Description of Business

Arista Power, Inc. (the Company) was incorporated on March 30, 2001 in the State of New York as Future Energy Solutions, Inc. and in November 2008 changed its name to WindTamer Corporation. In May 2011, the Company changed its name to Arista Power, Inc. The name change more accurately reflects the broadening of the Company’s focus beyond the WindTamer® brand and entry into areas within the energy storage and power management industries.

The Company is a developer, manufacturer, and supplier of custom-designed power management systems, renewable energy storage systems, and a supplier and designer of solar energy systems.  The Company’s patent-pending Power on Demand system utilizes inputs from multiple energy sources including solar, wind, fuel cells, generators, and the grid, in conjunction with a custom-designed battery storage system and a proprietary smart monitoring technology that releases energy at optimal times to reduce electricity costs for large energy users.  The Company also sells a Mobile Renewable Power Station that generates energy from solar PV, wind turbines, fuel cells, and generators that is stored in an integrated onboard energy storage device for military and other applications, and a stationary, scalable Renewable Power Station that can be drop-shipped to off-grid locations to be used as a ‘micro-grid.’  The Company also designs, sells and installs residential and commercial solar PV systems.

Basis of Preparation
Basis of Preparation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information required by GAAP for complete annual financial statement presentation.

In the opinion of management, all adjustments (consisting only of normal and recurring adjustments) necessary for a fair presentation of the results of operations have been included in the accompanying unaudited condensed financial statements.  Operating results for the three-month and six-month period ended June 30, 2013 are not necessarily indicative of the results to be expected for other interim periods or the full fiscal year.  These financial statements should be read in conjunction with the financial statements and accompanying notes contained in the Arista Power Form 10-K for the fiscal year ended December 31, 2012.

Method of Accounting
Method of Accounting

The accompanying financial statements have been prepared in accordance with GAAP.  Arista Power maintains its books and prepares its financial statements on the accrual basis of accounting.

Method of Accounting

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  Arista Power, Inc. maintains its books and prepares its financial statements on the accrual basis of accounting.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash and cash equivalents.  The Company maintains its cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits.  The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash and cash equivalents.  The Company maintains its cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits.  The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

Accounts Receivable
Accounts Receivable

Accounts receivable represents amounts due from customers in the ordinary course of business, based upon invoiced amounts, net of any allowance for doubtful accounts.  We evaluate accounts receivable quarterly on a specific account basis to determine the need to an allowance for doubtful account reserve.  As of June 30, 2013 and December 31, 2012, the allowance for doubtful accounts amounted to $25,200.

Accounts Receivable

Accounts receivable are stated at estimated net realizable value.  Accounts receivable are comprised of balances due from customers net of estimated allowances for uncollectible accounts, if any. In determining collectability, specific customer issues are reviewed to arrive at appropriate allowances. The allowance for doubtful accounts at December 31, 2012 and 2011 were $25,200 and $0, respectively.

Inventory
Inventory

Inventory consists primarily of parts and subassemblies for Power on Demand systems, solar photovoltaic (“PV”) systems, and is stated at the lower of cost or market value.  The Company capitalizes applicable direct and indirect costs incurred in the Company’s manufacturing operations to bring its products to a sellable state.  The inventory as of June 30, 2013 consisted of raw materials amounting to $192,976 and work-in-process amounting to $428,482.  Inventory is reviewed quarterly to determine the need for an excess and obsolete inventory reserve.  As of June 30, 2013 and December 31, 2012, no reserve was necessary.

Inventory

Inventory consists of parts and sub-assemblies for Power on Demand and solar PV systems and parts for solar PV systems, and is stated at the lower of cost or market value.  The Company capitalizes applicable direct and indirect costs incurred in the Company’s production operations to bring its products to a sellable state.  The inventory as of December 31, 2012 consisted of raw materials amounting to $201,605 and work-in-process amounting to $468,140.  Inventory is reviewed quarterly to determine the need for an excess and obsolete inventory reserve.  As of December 31, 2012, no such reserve was required, while as of December 31, 2011, reserve amounted to $47,171. For the year ended December 31, 2012, all remaining turbine inventory was written off and disposed of.

Fixed Assets
Fixed Assets

Fixed assets are recorded at cost.  Depreciation is on a straight line basis over the shorter of the estimated useful lives or the related lease for leasehold improvements.  Leasehold improvements for space leased on a month-to-month basis are expensed when incurred.  Expenditures for renewals and betterments are capitalized.  Expenditures for minor items, repairs and maintenance are charged to operations as incurred.  Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Fixed Assets

Fixed assets are recorded at cost.  Depreciation is on a straight line basis over the shorter of the estimated useful lives or the related lease for leasehold improvements.  Leasehold improvements for space leased on a month-to-month basis are expensed when incurred. Expenditures for renewals and betterments are capitalized.  Expenditures for minor items, repairs and maintenance are charged to operations as incurred.  Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Intangible Assets
Intangible Assets

Intangible assets consist of costs associated with the application and acquisition of the Company’s patents.  Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life. For the six months ended June 30, 2013, trademark costs totaling $3,699 relating to the Company’s WindTamer® trademark were impaired.

Intangible Assets

Intangible assets consist of costs associated with the application and acquisition of the Company’s patents and trademarks. Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset, including its ultimate disposition.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets.   For the six months ended June 30, 2013 and 2012, no assets were impaired.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset, including its ultimate disposition.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets. For the year ended December 31, 2012, the Company impaired assets totaling $33,302, which related primarily to tooling for turbine components, while for the year ending December 31, 2011, assets totaling $13,177 were impaired.

Fair Value of Financial Instruments	Fair Value of Financial Instruments The carrying amount of cash, accounts receivable, accounts payable and accrued expenses are reasonable estimates of their fair value due to their short maturity.	Fair Value of Financial Instruments The carrying amount of cash, accounts payable and accrued expenses are reasonable estimates of their fair value due to their short maturity.
Derivative Instruments
Derivative Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statement of operations. For stock-based derivative financial instruments, the Company uses the Black-Scholes option valuation model to value the derivative instruments at inception and on subsequent valuation dates. The warrants issued in conjunction with the Company’s strategic advisory agreement with Sunrise Financial Group, Inc. do not have fixed settlement provision because their exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the warrant holders from the potential dilution associated with future financings. Accordingly, the warrants are recognized as a derivative instrument. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not the settlement of the derivative instrument could be transacted within 12 months of the balance sheet date.

Revenue Recognition
Revenue Recognition

Revenue is recognized when all of the following conditions are satisfied:   (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the sale price to be paid by the customer is fixed or determinable; and (4) the collection of the sale price is reasonably assured.  Amounts billed and/or collected prior to satisfying our revenue recognition policy are reflected as customer deposits.

For research and development contracts, we recognize revenue using the proportional effort method based upon the relationship of cost incurred to date to the total estimated cost to complete the contract.  Cost elements include direct labor, materials, overhead, and outside contractor costs.  The excess of amounts billed on a milestone basis versus the amounts recorded as revenue on a proportional effort basis is classified as deferred revenue. We provide for any loss that we expect to incur in the agreements when the loss is probable.

For certain Power on Demand system sales, we bill the customer based upon the cost savings generated for the system.  Because of the terms of these sales transactions, we record the sales on a cost recovery method, whereby equal amounts of revenue and expense are recognized as collections are made, postponing the recognition of profit until all costs have been recovered.

The Company’s top customer accounted for approximately 40% and 54% of the revenues for the three and six months ended June 30, 2013.

Revenue Recognition

Revenue is recognized when all of the following conditions are satisfied:  (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the sale price to be paid by the customer is fixed or determinable; and (4) the collection of the sale price is reasonably assured.  Amounts  collected prior to satisfying our revenue recognition policy are reflected as customer deposits.

For research and development contracts, we recognize the revenue using the proportional effort method based upon the relationship if cost incurred to date to the total estimated cost to complete the contract. Cost elements include direct labor, materials, overhead and outside contractor costs.  The excess of amounts billed on a milestone basis versus the amounts recorded as revenue on a proportional effort basis is classified as deferred revenue. We provide for any loss that we expect to incur in the agreements when the loss is probable.

For certain Power on Demand system sales, we bill the customer based upon the cost savings generated from the system.  Because of the terms of these sales transactions, we record the sale on a cost recovery method, whereby equal amounts of revenue and expense are recognized as collections are made, postponing the recognition of profit until all costs have been recovered.

Research and Development Costs
Research and Development Costs

All costs related to research and development are expensed when incurred. Research and development costs consist of expenses associated with the development of the Company’s Power on Demand system and the Mobile Renewable Power Station.  Specifically, these costs consist of labor, materials, and consulting.

Research and Development Costs

All costs related to research and development are expensed when incurred.  Research and development costs consist of expenses associated with the development of the Company’s Power on Demand system and Mobile Renewable Power Station.  Specifically, these costs consist of labor  materials and consultants.

Warranty Costs
Warranty Costs

The Company’s standard warranty on each Power on Demand system, wind turbine, and solar system sold protects against defects in design, material, and workmanship under normal use for varying periods, based upon the product sold.  Several warranties have specific additional terms and conditions.  The Company provides for estimated cost of warranties at the time the revenue is recognized.  Factors that affect the warranty reserve are projected cost of repair and/or replacement, component life cycles, manufacturer’s warranty on component parts, and historical data. These estimates are reviewed quarterly and are updated as new information becomes available. The impact of any change in estimates will be taken into account when analyzing future warranty reserve requirements.

Warranty Costs

The Company’s standard warranty on each turbine sold protects against defects in design, material and workmanship under normal use for up to a six-year period, however there are several warranties which have different terms and conditions. Warranties on solar PV systems and Power on Demand systems are offered based upon the manufacturer’s product warranty, therefore, no reserve is required for these systems. The Company provides for estimated cost of warranties at the time the revenue is recognized.  Factors that affect the warranty reserve are projected cost of repair and/or replacement, component life cycles, and limited historical data. These estimates are reviewed quarterly and are updated as new information becomes available. The impact of any change in estimates will be taken into account when analyzing future warranty reserve requirements.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock option awards granted under the Company’s Equity Incentive Plan in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards.  Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture.  The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50.  Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant’s or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement, or over the specified vesting period.

Stock-Based Compensation

The Company accounts for stock option awards granted under the Company’s Equity Incentive Plan in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards.  Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture.  The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50.  Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant’s or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement, or vesting period, whichever is shorter.

Income Taxes
Income Taxes

The Company accounts for income taxes using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carry forwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

Income Taxes

The Company accounts for income taxes using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carry forwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

Concentrations of Customers and Suppliers
Concentrations of Customers and Suppliers

The Company’s largest customer accounted for 54% of 2012 sales, and this customer’s accounts receivable represented 68% of total accounts receivable as of December 31, 2012.  For the year ended December 31, 2011, sales to a single customer did not exceed 10% of total sales.

We purchase a significant portion of our solar PV products from a single supplier, and as such receive certain discounts due to purchase volumes.  Purchases from this vendor totaled 28% of our material cost of goods sold for the year ended December 31, 2012.   There are numerous alternative suppliers that could supply the materials and components used in our solar PV installations, and we believe that utilizing our current supplier will not have an adverse effect on our business.

Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share

Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period.  Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued.  In a loss period, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potentially issued common shares would be anti-dilutive.

As of June 30, 2013, there were 656,025 stock options and 4,611,267 warrants outstanding which, upon exercise, could dilute future earnings.

Basic and Diluted Loss Per Share

Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period.  Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss year, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potentially issued common shares would be anti-dilutive.

As of December 31, 2012, there were 516,400 stock options and 2,954,250 warrants outstanding that, upon exercise, could dilute future earnings.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.

Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2012
Long Lived Assets [Abstract]
Summary of Company's long-lived assets
	December 31, 2012	December 31, 2011
Property and equipment
Equipment	$253,718	$244,799
Furniture and fixtures	38,950	38,950
Software	71,625	71,625
Product Tooling	0	51,373
Total property and equipment before accumulated depreciation	364,293	406,747

Less accumulated depreciation	(242,706)	(158,889)
Total property and equipment	121,587	247,858

Intangible assets
Patents	34,862	34,862
Trademark	4,525	4,525
Total intangible assets before accumulated amortization	39,387	39,387

Less accumulated amortization	(8,674)	(6,362)
Total intangible assets	$30,713	$33,025

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Summary of annual maturities of debt
2013 (7/1/2013- 12/31/2013)	$6,642
2014	$1,030,282
2015	$9,540
2016	$6,629

2013	$760,188
2014	$11,782
2015	$9,540
2016	$6,629

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Company's restricted share awards
Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at June 30, 2013	169,368	$2.80

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2011	169,368	$2.80
Vested – 2012	0	$0
Non-vested at December 31, 2012	169,368	$2.80

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Company's aggregate stock options granted

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	516,400	$3.25
Options granted during 2013	140,625	$1.20
Options cancelled during 2013	(1,000)	2.22
Outstanding at June 30,2013	656,025	$2.79	6.8 years	$0
Exercisable at June 30,2013	589,925	$2.85	6.6 years	$0

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	364,400	$5.20
Options granted during 2012	178,000	$2.05
Options expired/cancelled during 2012	26,000	$5.68

Outstanding at December 31, 2012	516,400	$3.25	7.8	$0
Exercisable at December 31, 2012	442,650	$3.43	7.7	$0

Weighted-average assumptions used to fair value calculation for options granted

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	108%	96-97%
Risk-free interest rate	2.68-2.82%	2.59-2.70%
Expected life of options	.7-9.9 years	2.0-9.9 years

Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	109-112%	95-98%
Risk-free interest rate	2.32-2.70%	2.58-4.20%
Expected life of options	1.5-9.5 Years	2.5- 9.9 Years

Warrants (Tables) (Warrant [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions utilized in fair value calculations for warrants granted

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	93-108%	97-98%
Risk-free interest rate	.14–2.60%	2.32-3.03%
Expected life of warrants	.6-9.6 years	7.8-9.9 years

	Year ended	Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	105-113%	95-98%
Risk-free interest rate	2.06-3.03%	2.34-4.24%
Expected life of warrants	7.3-9.8 Years	8.3-9.9 Years

Summary of status of Company's warrant granted

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,954,250	$3.80
Warrants granted during 2013	1,657,017	$.95
Outstanding at June 30,2013	4,611,267	$2.42	7.31 years	$0
Exercisable at June 30,2013	2,150,625	$3.10	5.12 years	$0

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,651,250	$5.61	8.3
Warrants granted during 2012	1,303,000	1.94	9.5
Warrants expired/cancelled during 2012	0

Outstanding at December 31, 2012	2,954,250	$3.80	8.5	$0
Exercisable at December 31, 2012	1,492,000	$4.76	7.3	$0

Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Summary of weighted-average assumptions of fair value calculations for warrants granted and subsequent revaluation
Six Months Ended
June 30, 2013
Expected dividend yield	0%
Expected stock price volatility	96-97%
Risk-free interest rate	.84–1.41%
Expected life of warrants	4.9-5.0 years
Number of warrants	640,351
Fair value of warrants	$317,614

Summary of derivative liabilities fair value measured on a recurring basis
		Fair Value Measurements at June 30, 2013
	Total Carrying Value at June 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$317,614	$-	$-	$317,614

Summary of changes in fair value of Level 3 financial liabilities
Six Months ended June 30, 2013
Beginning balance	$0
Initial valuation of derivative financial instruments	299,044
Net unrealized (gain) loss on derivative financial instruments	18,570
Ending balance	$317,614

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Annual cash commitments by year under Company's lease agreements
Cash rental commitment
2013 (7/1-12/31/2013)	$5,861
2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050
2018	$72,567

Cash Rental Commitment

2013	$5,861
2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050

Summary of activity in accrued warranty account
	June 30, 2013	December 31, 2012
Balance as of beginning of year	$140,074	$135,606
Warranty costs accrued	0	32,816
Settlements made	0	(28,348)
Total accrued warranty costs	$140,074	$140,074

	December 31, 2012	December 31, 2010

Balance as of beginning of year	$135,606	$50,690
Warranty costs accrued	32,816	118,935
Settlements made	(28,348)	(34,019)

Balance as of end of year	$140,074	135,606

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of components of income tax provision (benefit)
	Year ended
	2012	2011
Current	$(158,895)	$–
Deferred	(1,386,246)	(1,398,479)
Less increase in allowance	1,386,246	1,398,479
Net deferred	–	–
Total income tax provisions (benefit)	$(158,895)	$–

Individual components of deferred tax asset

	Year ended
	2012	2011
Net operating loss carryforwards	$4,107,084	$3,075,986
Stock based compensation	3,848,988	3,600,874
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	820
Total	8,353,271	6,967,025
Less valuation allowance	(8,353,271)	(6,967,025)
Net deferred tax assets	$–	$–

Differences between United States statutory federal income tax rate and effective income tax rate
	Year ended
	2012	2011
Tax benefit at statutory United States federal rate	$(1,186,565)	$(1,362,096)
State income tax credit net of federal benefit	(187,427)	(36,383)
Tax credits	(107,034)
Adjustments from prior year	(64,115)
Change in valuation reserves	1,386,246	1,398,479
Current tax (expense) income	(158,895)	0
Effective tax rate (%)	4%	0%

Description of the Business and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Description of Business and Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 25,200	$ 25,200		$ 25,200	$ 0
Inventory, raw materials	192,976	192,976		201,605
Inventory, work in process	428,482	428,482		468,140
Inventory reserves				0	47,171
Impairment of trademark cost		3,699	0	0	0
Impairment of fixed assets		$ 0	$ 0	$ 33,302	$ 13,177
Warranty period on each turbine sold				6 years
Customer revenue	40.00%	54.00%		54.00%
Customer accounts receivable in percentage				68.00%
Purchases from vendor in percentage				28.00%
Stock Options [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Outstanding, Number	656,025	656,025		516,400	364,400
Securities outstanding which dilutive for future earnings		656,025
Warrants [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Outstanding, Number	4,611,267	4,611,267		2,954,250	1,651,250
Securities outstanding which dilutive for future earnings		4,611,267

Going Concern (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended							0 Months Ended
	Mar. 31, 2012 Units	Jun. 30, 2013	Dec. 31, 2012 Units	Dec. 31, 2011	Dec. 21, 2012	Nov. 13, 2012	Sep. 04, 2012	Mar. 12, 2011	Apr. 26, 2010	Aug. 08, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member] Investor
Going Concern (Textual)
Cumulative net loss		$ (25,789,328)	$ (23,761,751)	$ (20,271,855)
Company raised amount through multiple private placement				3,200,000
Maximum units approved for sale under private placement	100
Minimum value of each unit approved for sale under private placement	15,000
Share of common stock, Per unit	7,500
Warrants to purchase shares of common stock, Per unit	1,000
Unit approved for sale under private placement consisting common stock and warrant, share price	$ 10
Unit sold under private placement	16		53
Proceeds from units sold under private placement	240,000		795,000
Working capital revolving line of credit					1,250,000	750,000	500,000
Line of credit, amount							500,000		1,000,000
Line of credit, amount payable		1,018,500	748,500					1,012,421
Number of common stock sold										600,000	4,420,000
Common stock, par value		$ 0.002	$ 0.002	$ 0.002						$ 0.002	$ 0.002
Term of warrants		10 years								5 years	5 years
Number of additional shares of common stock purchase										300,000	2,210,000
Purchase price of additional shares of common stock										$ 0.3	$ 0.3
Number of institutional and private investors											12
Proceeds from gross sales										$ 150,000	$ 1,105,000

Long-Lived Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Equipment			$ 253,718	$ 244,799
Furniture and fixtures			38,950	38,950
Software			71,625	71,625
Product Tooling			0	51,373
Total property and equipment before accumulated depreciation			364,293	406,747
Less accumulated depreciation			(242,706)	(158,889)
Total property and equipment	88,888		121,587	247,858
Intangible assets
Patents			34,862	34,862
Trademark			4,525	4,525
Total intangible assets before accumulated amortization			39,387	39,387
Less accumulated amortization			(8,674)	(6,362)
Total intangible assets	26,811		30,713	33,025
Long Lived Assets (Textual)
Impairment of fixed assets	$ 0	$ 0	$ 33,302	$ 13,177

Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Summary of annual maturities of debt
2013 (7/1/2013- 12/31/2013)	$ 6,642	$ 760,188
2014	1,030,282	11,782
2015	9,540	9,540
2016	$ 6,629	$ 6,629

Debt (Details Textual) (USD $)	0 Months Ended		1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 04, 2012	Mar. 04, 2011	Nov. 30, 2012	Oct. 31, 2011	Aug. 31, 2011	Mar. 17, 2011	Feb. 26, 2011	Apr. 30, 2010 Unit Officers	Jun. 30, 2013	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Nov. 13, 2012	Mar. 12, 2011	Apr. 26, 2010
Debt (Textual)
Line of credit	$ 500,000																		$ 1,000,000
Number of officers who provided guarantees for debt								2
Number of shareholders who secured debt by guarantee								1
Interest rate description													Prime rate, plus 0%, but at no time would the applicable interest rate be less than 3.25%.
Line of credit facility, interest rate in addition to prime rate								0.00%
Line of credit facility interest rate minimum								3.25%
Number of shares of common stock pledged by Mr. Brock													1,000,000
Number of common stock issuable for guarantors warrants													1,450,000
Per share value of common stock issuable under warrants			$ 1.67										$ 5
Investment Warrants, Term													10 years
Incremental vesting schedule in tranches of shares under each warrant													6 months
Percentage incremental vesting schedule in tranches of shares under each warrant													25.00%
Non-cash expense for warrant Issuance															6,235,000
Line of credit, amount payable									1,018,500		1,018,500		748,500					1,012,421
Payment for interest							10,976
Line of credit interest rate	10.00%	9.25%
Increased line of credit interest rate		6.00%
Payment of credit card debt						25,351
Payment of principal balance of the Company's working capital revolving credit line						1,000,000
Gain on the extinguishment of the line of credit debt										1,000,000
Loan from Canandaigua National Bank					44,748
Term of loan				36 months	60 months
Annual interest rate				6.76%	4.99%
Monthly payments of loan				279	844
Lease of office equipment				9,068
Working capital revolving line of credit	500,000															1,250,000	750,000
Line of credit maturity date											Dec 21, 2014		Dec 21, 2013
Warrants issued to purchase common stock									1,250,000		1,250,000		1,250,000
Warrants purchase common stock varying prices minimum (Per share)											$ 1.38		$ 1.38
Warrants purchase common stock varying prices maximum (Per share)											$ 1.62		$ 1.62
Term of warrants											10 years
Warrants vesting period											1 year		1 year
Fair market value of warrants									1,839,250		1,839,250
Issuance of warrants with revolving line of credit facility													1,839,250
Deferred debt discount									820,750		820,750		1,090,750	0
Amortization of debt discount									$ 154,702		$ 354,554	$ 0	$ 166,513	$ 0

Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	Jan. 31, 2013	Apr. 01, 2011	Mar. 31, 2012 Units	Nov. 30, 2011	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012 Units	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jun. 30, 2013 1999 Mt. RB, LLC [Member]	Feb. 04, 2013 1999 Mt. RB, LLC [Member]	Jun. 30, 2013 Sunrise Financial Group, Inc. [Member]	Dec. 31, 2012 Private placement [Member] Unit	Dec. 31, 2011 Private placement [Member]	Aug. 08, 2013 Securities Purchase Agreement [Member] Subsequent Event [Member]	Jul. 31, 2013 Securities Purchase Agreement [Member] Subsequent Event [Member]
Stockholders' Equity (Textual)
Common stock consisted in each unit up for sale																	7,500	25,000
Common stock issuable upon exercise of warrants															600,000		1,000	875
Price per share, warrants															$ 1		$ 10	$ 10
Vesting period of stock options			2 years									2 years	2 years
Expected life of warrants (Years)			10 years									10 years	10 years						5 years	5 years
Number of common stock units sold																	53
Value of each unit sold																		$ 17,500
Yield generated from units sold																	795,000
Company raised amount through multiple private placement									3,200,000
Common stock sold under purchase agreement, shares														390,394
Warrant expiration date														Feb 4, 2014
Warrants issued to purchase common stock, shares														600,000		620,341
Warrants issued to purchase common stock, share price														$ 1		$ 0.73
Fair value of warrants issued on grant date														256,800		299,044
Prepaid asset														33,017		266,272
Other assets					194,434		194,434	0						194,434
Issuance of common stock for rent and services, shares								152,959								166,667
Issuance of common stock for rent and services					100,000	100,488		289,015	173,677							100,000
Number of common stock sold																			600,000	4,420,000
Common stock, par value					$ 0.002		$ 0.002	$ 0.002	$ 0.002										$ 0.002	$ 0.002
Number of additional shares of common stock purchase																			300,000	2,210,000
Purchase price of additional shares of common stock																			$ 0.3	$ 0.3
Proceeds from gross sales																			150,000	1,105,000
Reverse stock split									One-for-twenty.
Description of consent for adoption of restated certificate				Approximately 74% of the aggregate voting power of Common Stock.
Common stock shares issued for professional services	10,000								46,500
Common stock value issued for professional services	10,000								174,000
Stock issued during period shares issued to landlord for rent payment									19,400
Stock option expense								578,887	603,033
Warrants granted											1,657,017	1,303,000
Period of salary forfeited										84 days
Number of restricted shares vested		55,969						55,969
Number of restricted shares expected to vest in future							169,368	169,368
Expenses related to restricted stock awards								0	594,498
Warrants non cash expense					32,772		18,343
Common stock to strategic vendor-investors in lieu of cash for goods and services, shares			119,191
Common stock to strategic vendor-investors in lieu of cash for goods and service			251,854
Maximum units approved for sale under private placement			100
Minimum value of each unit approved for sale under private placement			15,000
Share of common stock, Per unit			7,500
Warrants to purchase shares of common stock, Per unit			1,000
Unit approved for sale under private placement consisting common stock and warrant, share price			$ 10
Unit sold under private placement			16					53
Proceeds from units sold under private placement			$ 240,000					$ 795,000

Stock Based Compensation (Details) (Stock Options [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Weighted-average assumptions used in fair value calculation for options granted
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	108.00%
Expected stock price volatility, minimum		96.00%	109.00%	95.00%
Expected stock price volatility, maximum		97.00%	112.00%	98.00%
Risk-free interest rate, minimum	2.68%	2.59%	2.32%	2.58%
Risk-free interest rate. maximum	2.82%	2.70%	2.70%	4.20%
Expected life of options, minimum (Years)	8 months 12 days	2 years	1 year 6 months	2 years 6 months
Expected life of options, maximum (Years)	9 years 10 months 24 days	9 years 10 months 24 days	9 years 6 months	9 years 10 months 24 days

Stock Based Compensation (Details 1) (Stock Options [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Options [Member]
Summary of Company's aggregate stock options granted
Number of Shares Remaining Options/Warrants, Outstanding, beginning balance	516,400	364,400
Number of Shares Remaining Options, granted	140,625	178,000
Number of Shares Remaining Options, Expired/cancelled	(1,000)	26,000
Number of Shares Remaining Options/Warrants, Outstanding, balance	656,025	516,400
Number of Shares Remaining Options/Warrants, Exercisable	589,925	442,650
Weighted Average Exercise Price, Outstanding, beginning balance	$ 3.25	$ 5.2
Weighted Average Exercise Price, Options granted	$ 1.2	$ 2.05
Weighted Average Exercise Price, Cancelled/expired	$ 2.22	$ 5.68
Weighted Average Exercise Price, Outstanding, balance	$ 2.79	$ 3.25
Weighted Average Exercise Price, Exercisable	$ 2.85	$ 3.43
Weighted-Average Remaining Contractual Term, Outstanding	6 years 9 months 18 days	7 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercisable	6 years 7 months 6 days	7 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0

Stock Based Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Restricted Stock [Member]
Summary of Company's restricted share awards
Number of Restricted Shares, Non-vested	169,368	169,368
Weighted Average Fair Value at Grant Date, Non-vested	$ 2.8	$ 2.8
Number of Restricted Shares, Vested - 2012	0
Weighted Average Fair Value at Grant Date, Restricted Shares Vested 2012	$ 0
Number of Restricted Shares, Non-vested	169,368	169,368
Weighted Average Fair Value at Grant Date, Non-vested	$ 2.8	$ 2.8

Stock Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Apr. 01, 2011	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 22, 2013 Board of Directors [Member]	Mar. 31, 2013 Board of Directors [Member]	Nov. 08, 2012 Board of Directors [Member]	Nov. 08, 2012 William A. Schmitz [Member]	Nov. 08, 2012 Molly Hedges [Member]	Jun. 30, 2013 Stock Option [Member]	Mar. 31, 2013 Stock Option [Member]	Jun. 30, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]
Stock Based Compensation (Textual)
Repricing of number of outstanding compensatory options approved by board of directors											25,000		85,000	75,000	10,000
Repricing Of Expenses Of Outstanding Compensatory Options Approved By Company					$ 0							$ 13,575
Weighted Average Exercise Price, Options granted,											$ 1.2					$ 1.11		$ 2.04	$ 2.05	$ 3.54
Warrants/options expired or cancelled																	1,000		26,000	20,250
Stock option granted																140,625		175,000	178,000	89,150
Stock option vested																147,275		140,400
Equity Incentive Plan provided for the issuance common stock, shares			1,550,000		1,550,000		1,550,000		800,000	400,000
Number of shares are available for grant as Incentive Stock Options			50,000		50,000					50,000
Exercise price for options award					No less than 100% of the fair market value of the common stock on the day of grant.		No less than 100% of the fair market value of the common stock on the day of grant.
Share-based compensation vesting period					Either immediately on the date of grant or 1 to 3 years from the date of grant.		Either immediately on the date of grant or 1 to 3 years from the date of grant.
Stock-based compensation			176,022	275,937	539,391	428,826	581,940	1,201,878
Compensation costs relating to the issuance of options and warrants					463,193		543,267	1,201,878
Expense of repricing by consultant to options and warrants					76,198
compensation costs for options granted.			9,309	275,397	170,060	428,831
Stock options exercised							0	0
Increase in basic and diluted net loss per share							$ 0.04	$ 0.12
Number of restricted shares vested	55,969						55,969
Number of restricted shares expected to vest in future					169,368		169,368
Expenses related to restricted stock awards							0	594,498
Expenses occurred in repricing of options							$ 14,350
Options exercise price		$ 1.67					$ 3.25

Warrants (Details) (Warrant [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Weighted-average assumptions used in fair value calculation for options granted
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility, minimum	93.00%	97.00%	105.00%	95.00%
Expected stock price volatility, maximum	108.00%	98.00%	113.00%	98.00%
Risk-free interest rate, minimum	0.14%	2.32%	2.06%	2.34%
Risk-free interest rate, maximum	2.60%	3.03%	3.03%	4.24%
Expected life of warrants, minimum	7 months 6 days	7 years 9 months 18 days	7 years 3 months 18 days	8 years 3 months 18 days
Expected life of warrants, maximum	9 years 7 months 6 days	9 years 10 months 24 days	9 years 9 months 18 days	9 years 10 months 24 days

Warrants (Details 1) (Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants [Member]
Summary of status of Company's warrant granted
Number of Shares Remaining Options/Warrants, Outstanding, beginning balance	2,954,250	1,651,250
Number of Shares Remaining Warrants, Granted	1,657,017	1,303,000
Number of Shares Remaining Warrants, Warrants expired/cancelled		0	0
Number of Shares Remaining Options/Warrants, Outstanding, balance	4,611,267	2,954,250	1,651,250
Number of Shares Remaining Options/Warrants, Exercisable	2,150,625	1,492,000
Weighted Average Exercise Price, Outstanding, beginning balance	$ 3.8	$ 5.61
Weighted Average Exercise Price, Warrant granted	$ 0.95	$ 1.94
Weighted Average Exercise Price, Outstanding, balance	$ 2.42	$ 3.8	$ 5.61
Weighted Average Exercise Price, Exercisable	$ 3.1	$ 4.76
Weighted-Average Remaining Contractual Term, Outstanding	7 years 3 months 22 days	8 years 3 months 18 days
Warrants granted, Weighted-Average Remaining Contractual Term		9 years 6 months
Weighted-Average Remaining Contractual Term, Outstanding, Ending balance		8 years 6 months
Weighted Average Remaining Contractual Term, Exercisable	5 years 1 month 13 days	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0

Warrants (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended
	Nov. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 William A Schmitz [Member]	Nov. 30, 2012 Molly Hedges [Member]	Jun. 30, 2013 Warrants [Member]	Jun. 30, 2013 Warrants [Member]	Jun. 30, 2012 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jan. 22, 2013 Warrants [Member] Board of Directors [Member]
Warrants (Textual)
Weighted average fair value of warrants								$ 0.95	$ 2.29	$ 1.94	$ 10
Warrants vested								658,625		404,500	725,000
Warrants exercise price	$ 1.67		$ 5					$ 1.2				$ 1.2
Compensation costs							$ 166,713	$ 293,133
Compensation cost related to warrants issued to consultant								416,666
Term of warrants		10 years
Outstanding warrants repriced	172,500											423,125
Warrants vesting period description								Vest from six months to three years from grant date.
Number of Shares Remaining Options, Expired/cancelled										0	0
Warrant exercised			0	0						0	0
Repricing of shares					115,000	57,500
Expenses associated with the repricing			$ 24,323									$ 62,623

Derivative Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member] Maximum [Member]	Jun. 30, 2013 Warrant [Member] Minimum [Member]
Summary of weighted-average assumptions of fair value calculations for warrants granted and subsequent revaluation
Expected dividend yield				0.00%
Expected stock price volatility					97.00%	96.00%
Risk-free interest rate					1.41%	0.84%
Expected life of warrants					5 years	4 years 10 months 24 days
Number of warrants			172,500	640,351
Fair value of warrants	$ 317,614	$ 0		$ 317,614

Derivative Liabilities (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability	$ 317,614	$ 0
Quoted prices in active markets (Level 1)
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability
Significant other observable inputs (Level 2)
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability
Significant unobservable inputs (Level 3)
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability	$ 317,614

Derivative Liabilities (Details 2) (USD $)	6 Months Ended
Jun. 30, 2013
Summary of changes in fair value of Level 3 financial liabilities
Beginning balance	$ 0
Initial valuation of derivative financial instruments	299,044
Net unrealized (gain) loss on derivative financial instruments	18,570
Ending balance	$ 317,614

Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities (Textual)
Derivative liability	$ 317,614		$ 317,614		$ 0
Unrealized (loss) on change in fair value of derivative liabilities	$ 18,570	$ 0	$ 18,570	$ 0	$ 0	$ 0

Consulting Agreement (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Individual
Consulting Agreement (Textual)
Vesting period of stock options	2 years
Expenses associated with this stock option granted in regard of consulting agreement		$ 0	$ 20,826
Number of individuals to provide technical assistance				2
Minimum [Member]
Consulting Agreement (Textual)
Vesting period of stock options				1 year
Maximum [Member]
Consulting Agreement (Textual)
Vesting period of stock options				3 years

Commitments and Contingencies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Annual cash commitments by year under Company's lease agreements
2013 (7/1-12/31/2013)	$ 5,861	$ 5,861
2014	70,512	70,512
2015	72,627	72,627
2016	74,806	74,806
2017	77,050	77,050
2018	$ 72,567

Commitments and Contingencies (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of activity in accrued warranty account
Balance as of beginning of year	$ 140,074	$ 135,606	$ 50,690
Warranty costs accrued	0	32,816	118,935
Settlements made	0	(28,348)	(34,019)
Total accrued warranty costs	$ 140,074	$ 140,074	$ 135,606

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2013	Oct. 31, 2010	Jun. 30, 2013	Dec. 31, 2012 Member	Dec. 31, 2011
Commitments and Contingencies Textual [Abstract]
Percentage increase in base rent	3.00%	3.00%
Agreements expiring period	The lease term is from February 1, 2013 through November 20, 2018.	The lease term is from August 2010 through July 2015.		Varying times from November 14, 2013 until March 1, 2014.
Warranty reserve				$ 140,074	$ 135,606
Advance payments received for sale order				127,239	112,218
Terms of employment agreements				1 year
Minimum term of employment agreement				2 years
Agreement to lease approximate feet of space in current complex				20,000
Number of members of senior management under employment agreements				4
Aggregate base salary of annual compensation required under the agreements				752,000
Operating lease term			From August 2010 through July 2015.
Accrued warranty costs			140,074	140,074	135,606
Customer deposits			94,608	127,239	112,218
Monthly base rental payment	$ 5,861	$ 5,396
1999 Mt. RB, LLC [Member]
Commitments and Contingencies Textual [Abstract]
Common stock sold under purchase agreement, shares			390,394
Warrants issued to purchase common stock, shares			600,000
Warrants issued to purchase common stock, share price			$ 1
Warrant expiration date			Feb 4, 2014
Percentage increase in base rent			3.00%
Agreements expiring period			A lease term that runs from February 1, 2013 through November 30, 2018.
Renewal options description			Two five-year renewal options at the option of Arista Power.
Area of lease ( In square feet)			20,096

Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of components of income tax provision (benefit)
Current					$ (158,895)
Deferred					(1,386,246)	(1,398,479)
Less increase in allowance					1,386,246	1,398,479
Net deferred
Total income tax provisions (benefit)	$ 103,971	$ 0	$ 103,471	$ 159,220	$ (158,895)	$ 175

Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Individual components of deferred tax asset
Net operating loss carryforwards	$ 4,107,084	$ 3,075,986
Stock based compensation	3,848,988	3,600,874
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	820
Total	8,353,271	6,967,025
Less valuation allowance	(8,353,271)	(6,967,025)
Net deferred tax assets

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Differences between United States statutory federal income tax rate and effective income tax rate
Tax benefit at statutory United States federal rate	$ (1,186,565)	$ (1,362,096)
State income tax credit net of federal benefit	(187,427)	(36,383)
Tax credits	(107,034)
Adjustments from prior year	(64,115)
Change in valuation reserves	1,386,246	1,398,479
Current tax (expense) income	$ (158,895)
Effective tax rate (%)	4.00%	0.00%

Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual)
Income tax credits	$ (103,971)	$ 0	$ (103,471)	$ (159,220)	$ 158,895	$ (175)
Income tax refunds	103,971		103,971	159,395
Net operating loss carryforwards					11,848,000
Net operating loss carryforwards, expire date					Dec 31, 2032
Cash payment for taxes			103,971	159,220	(158,895)	175
Tax credit amount							159,395
Interest and penalties related to tax					$ 0	$ 0

Subsequent Events (Details) (USD $)	1 Months Ended	6 Months Ended					0 Months Ended		1 Months Ended
	Jan. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Aug. 08, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member] Investor	Feb. 04, 2013 1999 Mt. RB, LLC [Member]
Subsequent Events (Textual)
Number of common stock sold							600,000	4,420,000
Common stock, par value		$ 0.002	$ 0.002	$ 0.002			$ 0.002	$ 0.002
Term of warrants		10 years					5 years	5 years
Number of additional shares of common stock purchase							300,000	2,210,000
Purchase price of additional shares of common stock							$ 0.3	$ 0.3
Exercise price of options		$ 0.38				$ 0.75
Number of institutional and private investors								12
Proceeds from gross sales							$ 150,000	$ 1,105,000
Selling price of 166kW solar PV system					574,000
Sale of stock									390,394
Common stock issuable upon exercise of warrants									600,000
Price per share									$ 1
Lease amendment									(1) the leasing of approximately 20,096 square feet at 1999 Mt. Read Boulevard, Rochester, New York; (2) a lease term that runs from February 1, 2013 through November 30, 2018, (3) two five-year renewal options at the option of Arista Power; (4) the Free Rent Period; and (5) base rent starting on November 30, 2013 at a price of $3.50 per square foot per year with annual increases of 3%.
Common stock shares issued for professional services	10,000
Common stock value issued for professional services	$ 10,000